UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.
ANNUAL REPORT

May 31, 2015

Rx Dividend Income Fund
Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Fundamental Growth Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Tactical Rotation Fund
Rx Tax Advantaged Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents

Letter to the Shareholders……………………………………………………………………………………………………………..1
Dividend Income Fund………………………………………………………………………………………………………………....7
Dynamic Growth Fund…………………………………………………………………………………………………………….…...16
Dynamic Total Return Fund…………………………………………………………………………………………………….……..27
Fundamental Growth Fund………………………………………………………………………………………………………..…...35
High Income Fund……………………………………………………………………………………………………………….……..46
Non Traditional Fund…………………………………………………………………………………………………………….…….54
Premier Managers Fund………………………………………………………………………………………………………...……...63
Tactical Rotation Fund………………………………………………………………………………………………………..………..72
Tax Advantaged Fund………………………………………………………………………………………………………….……...80
Traditional Equity Fund……………………………………………………………………………………………………….……….88
Traditional Fixed Income Fund……………………………………………………………………………………………...…...........96
Notes to Financial Statements……………………………………………………………………………………………....………...104
Report of Independent Registered Public Accounting Firm……………………………………………………………...………..120
Additional Information………………………………………………………………………………………………………..……….121

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk,  Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2015.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Thank you for the opportunity to present to you the annual report for the fiscal year ended May 31, 2015.  Net assets in the RiskX Funds have increased by 56% in the past year, and we are gratified that advisors and investors are finding value in our approach to the management of risk.  We have designed our suite of products to be suitable for investors seeking to satisfy a need for a single investment addition, as well as those who seek a new and novel approach to asset allocation and outcome orientated investing.

Your RiskX Funds Overview
We have continually noted the on-going strength in equities and some of the potential risks in fixed income.  In fact, we are repeating a very similar story this summer as volatility remains at significantly low levels while several equity market indices continue to set new records.  As we write this letter, the Greek situation has continued to cause concerns for investors and we are beginning to see a flight to quality.  We'll touch on risk management later in the letter, but first we will review the period covered by this report.

As of May 31, S&P 500 is up nearly 12% from last year at this time, and on a total return basis, the Barclays U.S. Aggregate Bond index is up over 3%.  The end of 2014 was a difficult period for international exposure but a strengthening U.S. dollar as of late has helped international indices make up ground vs domestic ones.   On a one year basis, the S&P Global Broad Market Index trails the S&P 500 index with a +3.48% return, but for the last three months it has managed to outpace the domestic benchmark.  In summary, it has been a strong period for U.S. equities across the globe, and fears of rising rates (and decreasing bond prices), while casting a giant shadow, have been relatively muted.

Taken as a whole, there is little doubt that equity and fixed income investors have been rewarded by having efficient market exposure in what we call a "rising tide" environment.  But, history and financial markets tend to punish those who fail to learn from the past.  In our view, Investors should be taking an objective and unemotional look at the risks in their portfolios. While we may have become accustomed to the unprecedented equity bull market of the past 6 years, some types of active management styles have struggled to outperform.  We are anticipating a regime shift where active management will add value both on the upside and the downside.

Risk, by its very definition, has two sides: upside volatility and downside volatility.  In markets that have been on the rise, it becomes easy to be influenced by temporal myopia and focus more on the upside risk (missing the ride up the mountain) than the potential downside (and erosion of capital).  At the risk of seeming as if we simply "cut and pasted" last period's outlook, we once again make the point that the higher the equity market climbs, the larger the potential for a downside risk event.  This shouldn't be interpreted as contrarian; fighting the market trend can often be futile; rather, we remain focused on diversifying our downside risk mitigation strategies in each product.

Let's talk about what tactical risk management really means.   RiskX Investments has built the organization around the concept that investors can potentially achieve superior results when compared to a static asset allocation, or buy-and-hold investing.  There is a reason that our name includes the word "risk."   We deliver investment products that systematically and tactically seek to manage both the upside risk and downside volatility.  In the seven years since we have conceived and then introduced RiskX, we've defined "tactical" as the ability and willingness of a strategy to adjust market exposures based on short-term events and views.

Geopolitical and systematic shocks generally aren't something that can be completely avoided.   We know that they are coming, it is a matter of "when" and "how much." Although we utilize some of the most innovative and dynamic technologies and predictive modeling, there is still no sure way to completely avoid downside in the normal course of a business cycle.  For example, the ongoing situation in Greece, and now Puerto Rico, and the continued inaction on the part of government officials to address structural imbalances with meaningful fiscal policy are all threats to investors and headlines will influence performance on a daily basis.    It is clear that interest rates will rise at some point (nothing goes on forever), but there are as many theories as there are analysts in terms of opinions as to the timing of a move by the Fed.   Being able to adapt to a changing market, particularly in fixed income, will be important going forward, as will asset allocation among developed non-U.S., domestic and emerging markets.  We expect to address this in our next letter, as trends and current events play out over the next few months.   Currencies also have a significant impact on the U.S. dollar-denominated returns of our shareholders, and we constantly monitor these movements.   We believe we are entering an era where active management, and in particular, the effective use of tactical risk management, will serve investors seeking to mitigate risk, the loss of principal and the risk of not meeting their goals.

Macro Commentary
Global markets have danced between normal considerations of economic growth and monetary policy, and a litany of geopolitical worries. On balance, the most important theme of the last 12 months has been divergent economic performance and monetary policies among the world's major economies, with U.S. growth expected to accelerate while much of the world slowed. Geopolitical concerns included the rise of ISIL in Syria and Iraq, the Russia/Ukraine conflict, China's military activity in the South China Sea, the Ebola virus, and Greece's potential to default on its sovereign debt and cause a breakup of the European common currency. Worrisome though these potential "black swan" events were, none of them turned into systemic risks. The only unforeseen event with lasting impact was the collapse of global crude oil prices that started mid-2014 and continued into the first quarter of 2015. At the same time, the U.S. Dollar appreciated against most world currencies in anticipation of eventual monetary policy tightening, against a backdrop of slowing growth elsewhere.

Extraordinary monetary policy responses to stimulate growth elsewhere in the world provided the primary fundamental motivation for market movement. At the end of October, the Bank of Japan responded with a new, more aggressive round of monetary stimulus which had an immediate upward impact on Japanese equities and downward impact on the Yen.

In January, the European Central Bank announced their extraordinary stimulus program. Even though it was well-advertised in advance, the actual announcement surprised markets with its larger-than-expected size.

The Federal Reserve completed the slow process of tapering (or winding down) their stimulus program of purchasing Treasury securities and initiated public discussion about normalizing monetary policy, including when they might hike rates for the first time since June 2006. But domestic economic growth took a breather in early 2015, which delayed the timing of Federal Reserve tightening. The slowdown was attributed to transient factors such as harsh winter weather in much of the country, the impact of the west coast port strike, the Dollar's quick rise, and adjustments to crude oil's price collapse; but it stirred concerns that a global slowdown accompanied by price deflation could be under way.

Financial market volatility was muted for the last year, with a couple of exceptions. In October, equity and commodity markets briefly plunged and prices of "safe haven" assets such as gold, the U.S. Dollar, and U.S. Treasury securities surged amid concerns over a whiff of deflation related to the crude oil price collapse, faltering growth in both Europe and China, and some panic over the spread of the Ebola virus. However, the volatility was short-lived, and October's selloff of risk assets turned out to be the only significant dislocation of risk assets of the last 12 months. Also, crude oil's volatility continued for another three months, including an 11% one-day fall at the end of November when OPEC announced they would hold production quotas steady despite the readily apparent global surpluses of petroleum. The other volatility primarily affected sovereign debt markets since early 2015. With the beginning of the European Central Bank's stimulus program in January, European sovereign bond yields plunged – the 10-year German Bund yield fell as low as 0.05% – and subsequently recovered, pulling other sovereign bond yields down and up in their wake.

In Summary
There is a phrase, "Sometimes we need to educate on the obvious rather than explore the obscure." In our view, that is an appropriate perspective from which to view the financial markets and our mission.  The daily headlines tell us each day what the risks we face are, even if we cannot with certainty predict the time and nature of their occurrence.  RiskX Funds utilize all of available resources to construct portfolios that seek to tactically manage risk and volatility.  We target significant capture of upside returns while also seeking to cushion the negative impact of risk events.  We utilize science and the latest technology to break free of the traditional buy and hold methods that can fail to meet the needs of real, live investors.  We view the world through the eyes of our clients and stakeholders, and always remind ourselves that investors live, educate, shelter and retire with the assets entrusted to us.

Thank you for the continued opportunity to serve you.

Individual Fund Commentary

Rx Dividend Income
For the year ended May 31, 2015, the Fund's Institutional Class Shares returned -0.43%, underperforming the S&P Global Broad Market Index but outperforming the MSCI ACWI High Dividend Yield benchmark. The twelve month yield for Institutional Class Shareholders was 4.18% as of the end of May, which is in line with the yield target of the strategy.  The 30 day SEC yield for the Institutional Class Shareholders was 0.55% as of the end of May.   Sub-Advised by Forward Investments, LLC, the Fund has a target allocation of 60% to the Forward International Dividend Fund, with the remainder invested directly in domestic equity positions. The purpose of the acquired fund holding is to provide the most efficient form of international exposure while the Rx Dividend Income Fund raises assets. During the period, Financial Services and Healthcare holdings added the most value from a domestic stock perspective.  CME Group returned over 14% from the beginning of the year which helped offset the -7% year to date return of Silvercrest Asset Management. The majority holding, the Forward International Dividend Fund, underperformed the benchmark over the trailing one year as international exposure was out of favor relative to domestic dividend stocks.

Rx Dynamic Growth
For the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares had a one year return of 16.26%, and outperformed the S&P Global Broad Market Index (the S&P BMI) as well as the S&P 500 Total Return Index. The Fund incorporates research from three distinct momentum stock methodologies: the Insight All Capitalization Growth Strategy, Insight Concentrated Growth, and the Validus Growth Strategy. At the beginning of 2015, momentum holdings began to come back in to favor after a rough year in 2014. Over weights in Technology and Healthcare stocks relative to the global benchmark helped performance.  Avanir Pharmaceuticals was a winning allocation while Amicus Therapeutics, both classified as healthcare, was a detractor from performance.  Over the last fiscal year, the strategy has held just under 200 names with the most turnover coming from the price-momentum methodology incorporated in the strategy.  With the equity markets still exhibiting strong upward momentum, the tactical overlay, FolioGuard ™, remained in a state of signaling full market exposure throughout the period.  As of June 30, 2015, this Fund has been rated 5-star by Morningstar for the 3-Year and 5-Year periods, which incorporates cost, operating history, and risk adjusted returns.1

Rx Dynamic Total Return
For the 12 months ended May 31, 2015, the Fund's Institutional Class Shares returned -0.04%, underperforming the Barclays Capital U.S. Aggregate Bond Index return of 3.03%.  During the fiscal year, the Fund maintained a shorter-duration position which detracted from returns as interest rates moved in the direction most favorable for longer-duration fixed income. The dynamic approach for this Fund has generally resulted in less variation in returns, particularly when interest rates show significant fluctuation. During the most recent three months, the Fund has been able to outperform both the U.S. and Global benchmark.

Rx Fundamental Growth
In the first full fiscal year ending May 31, 2015, the Fund's Institutional Class Shares returned 15.15%, outperforming the S&P Global Broad Market Index (Global BMI) return of 3.48%.  The Fund did not prove immune to a general market downturn in momentum oriented equities during late 2014, but over the full year managed to provide risk adjusted and absolute returns more favorable than the benchmark. The strategy, sub advised by Navellier and Associates, has an unconstrained mandate and was exposed to a high amount of growth stocks that exhibited a strong momentum factor.  Over weights in healthcare, relative to the benchmark, as well as technology contributed the most to the outperformance.   Meanwhile, energy sector exposure was the highest detractor from one year returns.   Callon Petroleum, Emerge Energy Services were the worst performers over the trailing one year period while one energy name, Tallgrass Energy Partners LP, did have a positive return.  Over the year, Navellier owned forty-six different technology names with Skyworks Solutions providing the most benefit to returns.

Rx High Income
For the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares returned -2.19% and underperformed the Barclays Capital Global High-Yield Index. In the fall of 2014, the Fund's performance was challenged by exposure to MLP holdings.   Although these were reduced in September from 20% to a target of 12%, and later eliminated, the slide in energy as a whole was enough to erode returns.   Further, the Third Avenue Focused Credit Fund, an acquired holding and 20% target weight, returned -15.64% for the one year period.   Over the trailing period, Lord Abbett High yield added the most positive contribution with a return of 4.20% and ending weight just under 20%.   The tactical model most recently included a municipal bond fund as having a favorable risk-to-yield profile relative to many high yield bond funds.

Rx Non Traditional
Over the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares returned -0.11%. The underlying objective for this Fund is designed to generate returns equal to the 1-3 month Treasury Bill plus fees when equity markets are flat or rising and provide a low correlation to equities when the S&P Global Broad Market Index experiences significant volatility events. The currency-related strategies within the Fund detracted the most from performance as both the Merk Absolute Return and Merk Hard Currency Funds had negative returns.  Counter-trend managed futures once again proved to be beneficial over the preceding year as the 361 Managed Futures strategy provided meaningful support to the Fund and several newly added trend-following strategies were not able to add to positive performance.  The Velocity Capital Long/Short Volatility Fund, LLC did not add positive returns.  This sleeve of the Fund is designed to exploit the spike and bleed phenomenon experienced with implied volatility.

Rx Premier Managers
For the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares returned 3.91% and outperformed the S&P Global Broad Market Index, which returned 3.48%. Relative to the blended benchmark for the Fund, comprised of 78% Global Broad Market Index/12% Barclays Global Aggregate Bond Index/10% Barclays 1-3 Year Treasury Index, the return outperformed at 3.91% vs. the benchmark return of 2.65%, but the Fund also had a slightly lower one year standard deviation.  During the period, the common stock holding of Berkshire Hathaway provided returns which exceeded each of the other acquired fund holdings and was the only holding that outperformed the S&P Global BMI. The Blackrock, First Eagle, and Loomis Sayles holdings all had moderate returns in line with expectations. The Ivy Asset Strategy holding, an open-end Fund in the allocation, was removed and replaced with a tactical allocation strategy utilizing ETFs.

Rx Tactical Rotation
For the 12 months ended May 31, 2015, the Fund's Institutional Class Shares returned 9.29%, outperforming the 3.48% return of the S&P Global Broad Market Index. During the period, exposures to healthcare, technology, and biotechnology ETFs added the most contributory performance.  Detractors were a Brazil ETF during September and October and certain time periods of energy exposure.  At the end of the period, the strategy did have one fixed income holding as well as a U.S. Dollar-linked ETF.  This particular strategy relies on sector and country price momentum and is designed with an emphasis on attempting to limit losses. While the sector weightings can change weekly and has the ability to hold a large allocation of cash-like ETFs, this strategy remained fully invested for the entire year.

Rx Tax Advantaged
For the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares returned 0.81%, underperforming the S&P National Municipal Bond Index return of 3.25% for the 12 months. After careful consideration, the Board of Trustees has elected to liquidate this Fund as of July 31, 2015.  The Fund has not achieved the necessary scale to fully implement a tactical municipal bond strategy.

Rx Traditional Equity
For the fiscal year ended May 31, 2015, the Fund's Institutional Class Shares returned 5.63%, outperforming the S&P Global Broad Market Index. The strategy's top 4 holdings, which are primarily growth exposures accounted for approximately 45% of the Fund and all outperformed the benchmark.   After a rough patch early in 2015, small cap growth mounted a comeback but in the small-cap exposure, the strategy is overweight value vs. growth.  The largest detractors from returns were the MSCI EAFE Value and MSCI EMU ETFs which had negative returns over the period.   The EMU holding returned -7.68% but had an ending weight of under 2% in the Fund.  The tactical overlay did have a short move to cash in October 2014, but has otherwise signaled full equity exposure for the remainder of the period.

Rx Traditional Fixed
For the 12 months ended May 31, 2015, the Fund's Institutional Class Shares had a return of 0.36%, outperforming the Barclays Capital Global Aggregate Bond Index return of -6.00%. Global interest rates rose, sparked in large part by the Greece situation and the Fund had not only a significantly shorter duration than the benchmark, but also had less global exposure.  Strength in domestic intermediate term bonds bode well for the strategy's largest holding over the period. Furthermore, as part of the tactical overlay methodology, this allocation is designed to reduce exposure to fixed income when appropriate and was only fully invested in fixed income from mid-October 2014 until late October. Also as part of the tactical overlay, the Fund includes some exposure to equities when the relative momentum of equities to fixed income or cash is significant enough to warrant exposure. For nearly the entire period, outside of October 2014, the strategy did have a minimal exposure to equity, which helped with the benchmark-relative outperformance.

1 The Morningstar rating is based on the Morningstar Moderate Target Risk Category and includes 229 funds in the 3-Year period and 130 funds in the 5-Year period.

Rx Dividend Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Dividend Income Fund - Institutional Class Shares versus the MSCI ACWI High Dividend Yield NR Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	-0.43%	8.00%	09/20/12	3.46%
MSCI ACWI High Dividend Yield NR Index	-4.37%	5.24%	N/A	N/A
S&P Global Broad Market Index	3.48%	10.52%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Dividend Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Dividend Income Fund - Advisor Class Shares versus the MSCI ACWI High Dividend Yield NR Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-1.45%	7.91%	09/26/12	4.46%
MSCI ACWI High Dividend Yield NR Index	-4.37%	5.78%	N/A	N/A
S&P Global Broad Market Index	3.48%	11.32%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 34.83%

Consumer Discretionary - 2.50%
Comcast Corp. - Class A		2,300	$134,458
			134,458
Energy - 6.53%
Chevron Corp.		1,236	127,308
ConocoPhillips		1,955	124,494
Phillips 66		1,250	98,900
			350,702
Financials - 11.49%
AvalonBay Communities, Inc.		534	88,911
BlackRock, Inc.		342	125,097
CME Group, Inc.		1,774	167,111
JPMorgan Chase & Co.		1,885	123,995
Silvercrest Asset Management Group, Inc.		8,600	111,800
			616,914
Health Care - 5.68%
Cardinal Health, Inc.		1,722	151,829
Pfizer, Inc.		4,400	152,900
			304,729
Industrials - 2.39%
3M Co.		805	128,059

Information Technology - 6.24%
KLA-Tencor Corp.		1,750	104,405
Microsoft Corp.		2,368	110,964
QUALCOMM, Inc.		1,720	119,850
			335,219

Total Common Stocks (Cost $1,637,837)			1,870,081

OPEN-END FUND - 62.59%
ε	Forward International Dividend Fund - Institutional Class	448,663	3,360,488

Total Open-End Fund (Cost $3,573,129)			3,360,488

SHORT-TERM INVESTMENT - 1.70%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	91,230	91,230

Total Short-Term Investment (Cost $91,230)			91,230

			(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued

As of May 31, 2015
				Value (Note 1)

Total Value of Investments (Cost $5,302,196) - 99.12%				$5,321,799

Other Assets Less Liabilities - 0.88%				47,077

	Net Assets - 100.00%			$5,368,876

§	Represents 7 day effective yield
ε	Affiliated Investment -
	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	Summary of Investments by Sector (Unaudited)

	Sector	% of Net Assets	Value
	Consumer Discretionary	2.50%	$134,458
	Energy	6.53%	350,702
	Financials	11.49%	616,914
	Health Care	5.68%	304,729
	Industrials	2.39%	128,059
	Information Technology	6.24%	335,219
	Open-End Fund	62.59%	3,360,488
	Short-Term Investment	1.70%	91,230
	Other Assets Less Liabilities	0.88%	47,077
	Total	100.00%	$5,368,876

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments:
Unaffiliated investments, at value (cost $1,729,067)	$1,961,311
Affiliated investments, at value (cost, $3,573,129) (b)	3,360,488
Total investments, at value (cost, $5,302,196)	5,321,799
Receivables:
Fund shares sold	36,990
Dividends and interest	7,121
From Advisor	67,744
Prepaid expenses:
Registration and filing expenses	13,372
Fund accounting fees	3,248
Transfer agent fees	1,500
Compliance fees	350

Total assets	5,452,124

Liabilities:
Payables:
Distributions	9,564
Fund shares repurchased	57,947
Accrued expenses:
Professional fees	14,250
Custody and banking fees	908
Shareholder fulfillment expenses	350
Distribution and service fees - Advisor Class Shares	111
Securities pricing fees	100
Administration fees	18

Total liabilities	83,248

Total Net Assets	$5,368,876

Net Assets Consist of:
Paid in interest	$5,373,263
Accumulated net investment loss	(9,564)
Accumulated net realized loss on investements	(14,426)
Net unrealized appreciation on investments	19,603

Total Net Assets	$5,368,876

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	482,155
Net Assets	$5,240,915
Net Asset Value, Offering Price and Redemption Price Per Share	$10.87

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	11,506
Net Assets	$127,961
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.12

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) Forward International Dividend Fund

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends from unaffiliated investments	$78,734
Dividends from affiliated investment (a)	251,174
Interest	145

Total Investment Income	330,053

Expenses:
Advisory fees (note 2)	54,349
Fund accounting fees (note 2)	35,107
Transfer agent fees (note 2)	28,500
Professional fees	28,490
Registration and filing expenses	22,595
Administration fees (note 2)	11,981
Shareholder fulfillment expenses	10,116
Trustee fees and meeting expenses	8,000
Compliance fees (note 2)	5,373
Custody and banking fees (note 2)	5,122
Insurance expenses	2,045
Other operating expenses	2,047
Securities pricing fees	1,642
Distribution and service fees - Advisor Class Shares (note 3)	1,416

Total Expenses	216,783

Expenses reimbursed by advisor (note 2)	(86,028)
Adivsory fees waived (note 2)	(54,349)

Net Expenses	76,406

Net Investment Income	253,647

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions on unaffiliated investments	35,456
Net realized loss from investment transactions on affiliated investments	(49,878)
Net change in unrealized appreciation on unaffiliated investments	56,908
Net change in unrealized depreciation on affiliated investment (a)	(297,232)

Net Realized and Unrealized Loss on Investments	(254,746)

Net Decrease in Net Assets Resulting from Operations	$(1,099)

(a) Forward International Dividend Fund

See Notes to Financial Statements

Rx Dividend Income Fund

Statements of Changes in Net Assets

For the year ended May 31,			2015	2014

Operations:
Net investment income			$253,647	$160,403
Net realized gain (loss) from investment transactions			(14,422)	845
Net change in unrealized appreciation (depreciation) on investments			(240,324)	226,819

Net Increase (Decrease) in Net Assets Resulting from Operations			(1,099)	388,067

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(253,533)	(159,074)
Advisor Class Shares			(5,526)	(1,962)

Net realized gains
Institutional Class Shares			(15,711)	(24,143)
Advisor Class Shares			(479)	(429)

Decrease in Net Assets Resulting from Distributions			(275,249)	(185,608)

Beneficial Interest Transactions:
Shares sold			4,298,123	5,376,809
Reinvested dividends and distributions			137,537	76,763
Shares repurchased			(3,959,579)	(1,582,027)

Increase from Beneficial Interest Transactions			476,081	3,871,545

Net Increase in Net Assets			199,733	4,074,004

Net Assets:
Beginning of Year			5,169,143	1,095,139
End of Year			$5,368,876	$5,169,143

Accumulated net investment loss			$(9,564)	$(1,002)
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	360,044	$3,960,786	483,958	$5,304,784
Reinvested dividends and distributions	12,316	133,750	6,724	74,460
Shares repurchased	(336,296)	(3,676,321)	(143,510)	(1,577,795)
Net Increase in Beneficial Interest	36,064	$418,215	347,172	$3,801,449

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	30,271	$337,337	6,466	$72,025
Reinvested dividends and distributions	342	3,787	204	2,303
Shares repurchased	(25,896)	(283,258)	(372)	(4,232)
Net Increase in Beneficial Interest	4,717	$57,866	6,298	$70,096

See Notes to Financial Statements

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.41		$11.02		$10.00

Income from Investment Operations
Net investment income	0.46	(g)	0.55	(g)	0.29
Net realized and unrealized gain (loss) on investments	(0.51)		0.41		1.02

Total from Investment Operations	(0.05)		0.96		1.31

Less Distributions:
From net investment income	(0.46)		(0.49)		(0.29)
From net realized gains	(0.03)		(0.08)		-

Total Distributions	(0.49)		(0.57)		(0.29)

Net Asset Value, End of Period	$10.87		$11.41		$11.02

Total Return (c)	(0.43)%		9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$5,241		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	3.56%		1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.23%	(h)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.19%	(h)	4.97%		4.74%	(a)

Portfolio turnover rate	23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.68		$11.18		$10.00

Income from Investment Operations
Net investment income	0.43	(g)	0.43	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.60)		0.53		1.17

Total from Investment Operations	(0.17)		0.96		1.41

Less Distributions:
From net investment income	(0.36)		(0.38)		(0.23)
From net realized gains	(0.03)		(0.08)		-

Total Distributions	(0.39)		(0.46)		(0.23)

Net Asset Value, End of Period	$11.12		$11.68		$11.18

Total Return (c)	(1.45)%		8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$128		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	4.56%		2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.23%	(h)	2.15%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	3.79%	(h)	3.84%		4.68%	(a)

Portfolio turnover rate	23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2015	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	16.26%	11.30%	9.86%	10/02/09	1.06%
S&P 500 Total Return Index	11.81%	16.54%	15.98%	N/A	N/A
S&P Global Broad Market Index	3.48%	9.78%	8.70%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	15.04%	8.34%	02/18/11	2.06%
S&P 500 Total Return Index	11.81%	13.48%	N/A	N/A
S&P Global Broad Market Index	3.48%	5.58%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 94.47%

Consumer Discretionary - 15.12%
*	Amazon.com, Inc.	1,209	$518,939
*	Discovery Communications, Inc. - Class C	2,369	74,493
*	Discovery Communications, Inc. - Class A	4,537	153,986
*	Dollar Tree, Inc.	1,770	132,732
*	GoPro, Inc.	4,757	263,823
	Hasbro, Inc.	2,595	187,177
μ	Luxottica Group Spons ADR	3,126	211,005
*	Michael Kors Holdings Ltd.	2,680	124,620
*	Mohawk Industries, Inc.	1,300	242,632
*	Norwegian Cruise Line Holdings Ltd.	5,792	316,012
	Starbucks Corp.	7,727	401,495
	Target Corp.	2,699	214,085
*	The Priceline Group, Inc.	94	110,172
	The Walt Disney Co.	1,942	214,339
			3,165,510
Consumer Staples - 2.84%
	CVS Health Corp.	1,778	182,032
*	The Fresh Market, Inc.	4,216	133,858
*	The WhiteWave Foods Co.	2,872	137,942
	Walgreen Co.	1,631	140,005
			593,837
Energy - 1.88%
	Kinder Morgan, Inc.	5,245	217,615
*	Matador Resources Co.	6,417	176,724
			394,339
Financials - 6.19%
	ACE Ltd.	1,386	147,581
	Aon PLC	1,856	187,864
	Jones Lang LaSalle, Inc.	1,303	225,719
μ	Ping An Insurance Group Co. of China Ltd.	4,834	142,071
	T Rowe Price Group, Inc.	2,320	187,201
	Visa, Inc.	5,890	404,525
			1,294,961
Health Care - 21.53%
*	Adeptus Health, Inc.	2,677	187,524
	Aetna, Inc.	1,690	199,369
*	Actavis PLC	942	289,015
	AmerisourceBergen Corp.	856	96,351
*	Biogen, Inc.	669	265,586
*	Catamaran Corp.	3,808	227,909
*	Celgene Corp.	3,153	360,829
*	Gilead Sciences, Inc.	3,679	413,041

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
*	ICON PLC	2,932	$190,199
*	Illumina, Inc.	805	165,894
*	Mallinckrodt PLC	1,835	237,523
	McKesson Corp.	787	186,700
*	Medivation, Inc.	1,073	141,690
μ	Novo Nordisk	4,096	231,342
*	Regeneron Pharmaceuticals, Inc.	462	236,803
*	Sirona Dental Systems, Inc.	1,973	194,775
	STERIS Corp.	3,254	217,465
	UnitedHealth Group, Inc.	2,725	327,572
	Valeant Pharmaceuticals International, Inc.	674	160,931
	Zimmer Holdings, Inc.	1,519	173,303
			4,503,821
Industrials - 14.19%
	Acuity Brands, Inc.	2,829	499,290
	Air Lease Corp.	6,696	251,971
*	Dycom Industries, Inc.	7,366	424,134
	FedEx Corp.	996	172,527
*	HD Supply Holdings, Inc.	5,100	165,495
*	JetBlue Airways Corp.	23,335	470,434
	Robert Half International, Inc.	2,887	162,740
μ	Ryanair Holdings PLC	4,477	298,168
	The Boeing Co.	1,386	194,761
*	Trex Co., Inc.	6,546	331,228
			2,970,748
Information Technology - 31.90%
*	Akamai Technologies, Inc.	2,467	188,158
	Apple, Inc.	4,975	648,143
	ASML Holding NV	2,631	295,461
	Avago Technologies Ltd.	3,014	446,283
*	Check Point Software Technologies Ltd.	1,548	131,147
*	Electronic Arts, Inc.	6,942	435,645
*	Ellie Mae, Inc.	6,494	410,551
*	Euronet Worldwide, Inc.	3,116	186,337
*	Facebook, Inc.	2,922	231,393
*	Fiserv, Inc.	2,502	200,535
*	Gigamon, Inc.	13,233	407,047
*	Infinera Corp.	16,964	350,137
*	NXP Semiconductors NV	7,539	846,253
*	Palo Alto Networks, Inc.	3,684	624,401
	Sabre Corp.	7,322	191,031
			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
	Skyworks Solutions, Inc.	5,186	$567,141
*	Synaptics, Inc.	2,546	253,683
μ	Tencent Holdings Ltd.	13,165	262,773
			6,676,119
Materials - 0.82%
	The Dow Chemical Co.	3,314	172,560
			172,560

	Total Common Stocks (Cost $17,280,294)		19,771,895

SHORT-TERM INVESTMENT - 7.37%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	1,542,184	1,542,184

	Total Short-Term Investment (Cost $1,542,184)		1,542,184

Total Value of Investments (Cost $18,822,478) - 101.84%			$21,314,079

Liabilities in Excess of Other Assets - (1.84)%			(384,189)

Net Assets - 100.00%			$20,929,890

§	Represents 7 day effective yield
μ	American Depositary Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2015

	Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets	Value
Consumer Discretionary	15.12%	$3,165,510
Consumer Staples	2.84%	593,837
Energy	1.88%	394,339
Financials	6.19%	1,294,961
Health Care	21.53%	4,503,821
Industrials	14.19%	2,970,748
Information Technology	31.90%	6,676,119
Materials	0.82%	172,560
Short-Term Investment	7.37%	1,542,184
Liabilities in Excess of Other Assets	-1.84%	(384,189)
Total	100.00%	$20,929,890

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $18,822,478)	$21,314,079
Receivables:
Investments sold	75,073
Fund shares sold	78,458
Dividends and interest	7,666
Prepaid expenses:
Registration and filing expenses	14,737
Fund accounting fees	3,251
Compliance fees	317

Total assets	21,493,581

Liabilities:
Due to Custodian	85
Payables:
Investments purchased	493,555
Fund shares repurchased	52,368
Accrued expenses:
Professional fees	14,250
Custody and banking fees	1,346
Distribution and service fees - Advisor Class Shares	1,042
Advisory fees	383
Shareholder fulfillment expenses	350
Securities pricing fees	300
Administration fees	12

Total liabilities	563,691

Total Net Assets	$20,929,890

Net Assets Consist of:
Paid in interest	$16,483,831
Accumulated net realized gain on investment transactions	1,954,458
Net unrealized appreciation on investments	2,491,601

Total Net Assets	$20,929,890

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,526,261
Net Assets	$19,722,346
Net Asset Value, Offering Price and Redemption Price Per Share	$12.92

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	96,028
Net Assets	$1,207,544
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.57

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends and interest (net of foreign tax withheld of $1,299)	$186,612

Total Investment Income	186,612

Expenses:
Advisory fees (note 2)	105,597
Fund accounting fees (note 2)	36,853
Professional fees	29,294
Transfer Agent fees (note 2)	28,500
Administration fees (note 2)	23,531
Registration and filing fees	23,145
Shareholder fulfillment fees	14,787
Distribution and service fees - Advisor Class Shares (note 3)	11,737
Custody and banking fees (note 2)	11,708
Trustee fees and meeting expenses	8,000
Securities pricing fees	6,950
Compliance fees (note 2)	4,957
Other operating expenses	2,056
Insurance expenses	2,048

Total Expenses	309,163

Net Investment Loss	(122,551)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	2,178,528
Net change in unrealized appreciation on investments	1,316,469

Net Realized and Unrealized Gain on Investments	3,494,997

Net Increase in Net Assets Resulting from Operations	$3,372,446

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statements of Changes in Net Assets

For the year ended May 31,			2015	2014

Operations:
Net investment (loss) income			$(122,551)	$197,982
Net realized gain from:
Investment transactions			2,178,528	1,465,271
Capital gain distributions from underlying funds			-	176,194
Net change in unrealized appreciation on investments			1,316,469	379,714
Net Increase in Net Assets Resulting from Operations			3,372,446	2,219,161

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(187,556)	(251,494)
Advisor Class Shares			(10,427)	(10,542)
Net realized gains
Institutional Class Shares			(1,650,890)	(889,642)
Advisor Class Shares			(91,784)	(37,291)
Decrease in Net Assets Resulting from Distributions			(1,940,657)	(1,188,969)

Beneficial Interest Transactions:
Shares sold			7,557,708	15,088,523
Reinvested dividends and distributions			596,827	276,172
Shares repurchased			(13,657,470)	(6,397,465)
Increase (Decrease) from Beneficial Interest Transactions			(5,502,935)	8,967,230

Net Increase (Decrease) in Net Assets			(4,071,146)	9,997,422

Net Assets:
Beginning of Year			25,001,036	15,003,614
End of Year			$20,929,890	$25,001,036

Undistributed Net Investment Income			$-	$197,983

	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	559,773	$7,000,656	1,239,788	$14,830,029
Reinvested dividends and distributions	46,254	521,280	20,095	238,934
Shares repurchased	(1,044,811)	(13,059,180)	(519,403)	(6,320,965)
Net Increase (Decrease) in Beneficial Interest	(438,784)	$(5,537,244)	740,480	$8,747,998

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	45,893	$557,052	21,631	$258,494
Reinvested dividends and distributions	6,855	75,547	3,167	37,238
Shares repurchased	(50,451)	(598,290)	(6,391)	(76,500)
Net Increase in Beneficial Interest	2,297	$34,309	18,407	$219,232

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2015		2014		2013	2012	2011

Net Asset Value, Beginning of Year	$12.15		$11.55		$9.42	$11.78	$9.94

Income (Loss) from Investment Operations
Net investment income (loss)	(0.06)	(d)	0.11	(d)	0.21	0.06	(0.07)
Net realized and unrealized gain (loss) on
investments	1.88		1.08		1.92	(1.05)	1.92

Total from Investment Operations	1.82		1.19		2.13	(0.99)	1.85

Less Distributions from:
Net investment income	(0.11)		(0.13)		-	(0.21)	-
Net realized gains	(0.94)		(0.46)		-	(1.16)	(0.01)

Total Distributions	(1.05)		(0.59)		-	(1.37)	(0.01)

Net Asset Value, End of Year	$12.92		$12.15		$11.55	$9.42	$11.78

Total Return (a)	16.26%		10.44%		22.61%	(8.09)%	18.12%

Net Assets, End of Year (in thousands)	$19,722		$23,879		$14,139	$16,271	$15,341

Ratios of:
Gross Expenses to Average Net Assets (b)	1.27%		0.70%		0.94%	1.45%	1.45%
Net Expenses to Average Net Assets (b)	1.27%		0.70%		0.88%	1.38%	1.45%
Net Investment Income (Loss) to Average
Net Assets (c)	(0.47)%		0.91%		1.72%	0.59%	(0.86)%

Portfolio turnover rate	259.65%		425.39%		453.00%	711.11%	658.15%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.

See Notes to Financial Statements							(Continued)

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$11.97		$11.48		$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	(0.18)	(g)	(0.01)	(g)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on
investments	1.83		1.09		1.92	(1.03)	0.19

Total from Investment Operations	1.65		1.08		2.00	(1.08)	0.16

Less Distributions from:
Net investment income	(0.11)		(0.13)		-	(0.21)	-
Net realized gains	(0.94)		(0.46)		-	(1.10)	-

Total Distributions	(1.05)		(0.59)		-	(1.31)	-

Net Asset Value, End of Period	$12.57		$11.97		$11.48	$9.48	$11.87

Total Return (d)	15.04%		9.53%		21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$1,208		$1,122		$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	2.27%		1.70%		1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	2.27%		1.70%		1.87%	2.38%	2.45%	(b)
Net Investment Income (Loss) to Average
Net Assets (f)	(1.50)%		(0.09)%		0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	259.65%		425.39%		453.00%	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Calculated using the average shares method.

See Notes to Financial Statements

Rx Dynamic Total Return Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2015	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	-0.04%	1.45%	2.18%	10/02/09	1.95%
Barclays Capital US Aggregate Bond Index	3.03%	3.90%	4.09%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-0.97%	0.89%	02/25/11	2.95%
Barclays Capital US Aggregate Bond Index	3.03%	3.88%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

OPEN-END FUNDS - 94.79%
Angel Oak Multi-Strategy Income Fund - Institutional		53,308	$648,761
BBH Limited Duration Fund - Class N		221,387	2,271,431
Credit Suisse Floating Rate High Income Fund - Class I		87,503	602,897
Credit Suisse Strategic Income Fund - Class I		63,845	650,576
Deutsche Short Duration Fund - Institutional		253,877	2,274,742
Diamond Hill Strategic Income Fund - Class I		30,724	342,878
DoubleLine Emerging Markets Fixed Income Bond Fund - Class I		30,941	324,574
DoubleLine Flexible Income Fund - Class I		64,314	647,640
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I		32,356	325,178
Eaton Vance Global Macro Absolute Return Advantage Fund - Class I		62,583	648,362
Invesco Premium Income Fund - Class Y		61,867	646,507
Loomis Sayles Emerging Markets Opportunities Fund - Class Y		38,343	387,648
Oppenheimer Ultra-Short Duration Fund - Class Y		226,852	2,273,060
Putnam Income Fund - Class Y		310,835	2,269,094
RidgeWorth U.S. Government Securities Ultra Short Bond Fund - Class I		224,883	2,273,564
Touchstone Ultra Short Duration Fixed Income Fund - Institutional		243,055	2,274,997
Virtus Strategic Income Fund - Class I		63,208	635,875

Total Open-End Funds (Cost $19,554,457)			19,497,784

SHORT-TERM INVESTMENT - 1.57%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	322,296	322,296

Total Short-Term Investment (Cost $322,296)			322,296

Total Value of Investments (Cost $19,876,753) - 96.36%			$19,820,080

Other Assets Less Liabilities - 3.64%			749,168

Net Assets - 100.00%			$20,569,248

§ Represents 7 day effective yield

Summary of Investments
(Unaudited)
	% of Net Assets	Value
Open-End Funds	94.79%	$19,497,784
Short-Term Investment	1.57%	322,296
Other Assets Less Liabilities	3.64%	749,168
Total	100.00%	$20,569,248

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $19,876,753)	$19,820,080
Receivables:
Fund shares sold	733,485
Interest	39
Due from advisor	60,680
Prepaid expenses:
Registration and filing expenses	14,223
Fund accounting fees	3,240
Transfer agent fees	1,500
Compliance fees	317

Total assets	20,633,564

Liabilities:
Payables:
Distributions	10,854
Fund shares repurchased	36,648
Accrued expenses:
Professional fees	14,250
Custody fees	1,352
Distribution and service fees - Advisor Class Shares	659
Shareholder fulfillment expenses	350
Administrative fees	103
Securities pricing fees	100

Total liabilities	64,316

Total Net Assets	$20,569,248

Net Assets Consist of:
Paid in interest	$20,829,802
Undistributed net investment income	13,149
Accumulated net realized loss on investments	(217,030)
Net unrealized depreciation on investments	(56,673)

Total Net Assets	$20,569,248

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,984,623
Net Assets	$19,813,285
Net Asset Value, Offering Price and Redemption Price Per Share	$9.98

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	77,906
Net Assets	$755,963
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.70

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$336,688
Interest	328

Total Investment Income	337,016

Expenses:
Investment advisory fees	57,691
Fund accounting fees (note 2)	35,793
Transfer agent fees (note 2)	28,500
Professional fees	27,597
Registration and filing expenses	22,470
Administration fees (note 2)	13,553
Shareholder fulfillment expenses	10,825
Distribution and service fees - Advisor Class Shares (note 3)	8,057
Trustee fees and meeting expenses	8,000
Custody fees (note 2)	7,299
Compliance fees	4,957
Insurance expenses	2,047
Other operating expenses	2,016
Securities pricing fees	1,642

Total Expenses	230,447

Expenses reimbursed by advisor (note 2)	(51,123)
Fees waived by advisor (note 2)	(57,691)

Net Expenses	121,633

Net Investment Income	215,383

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) from:
Investment transactions	(69,699)
Capital gain distributions from underlying funds	4,778
Net change in unrealized depreciation on investments	(129,890)

Net Realized and Unrealized Loss on Investments	(194,811)

Net Increase in Net Assets Resulting from Operations	$20,572

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statements of Changes in Net Assets

For the year ended May 31,			2015	2014

Operations:
Net investment income			$215,383	$129,054
Net realized gain (loss) from:
Investment transactions			(69,699)	(34,732)
Capital gain distributions from underlying funds			4,778	7,677
Net change in unrealized depreciation on investments			(129,890)	(9,979)

Net Increase in Net Assets Resulting from Operations			20,572	92,020

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(196,292)	(114,447)
Advisor Class Shares			(5,502)	(5,162)
Net realized gains
Institutional Class Shares			(9,240)	-
Advisor Class Shares			(645)	-

Decrease in Net Assets Resulting from Distributions			(211,679)	(119,609)

Beneficial Interest Transactions:
Shares sold			22,159,854	9,302,188
Reinvested dividends and distributions			82,793	33,962
Shares repurchased			(11,580,217)	(7,650,191)
Increase from Beneficial Interest Transactions			10,662,430	1,685,959

Net Increase in Net Assets			10,471,323	1,658,370

Net Assets:
Beginning of Year			10,097,925	8,439,555
End of Year			$20,569,248	$10,097,925

Undistributed Net Investment Income			$13,149	$9,445
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,177,888	$21,792,979	889,809	$8,965,115
Reinvested dividends and distributions	7,806	77,978	2,973	29,922
Shares repurchased	(1,115,211)	(11,161,303)	(732,411)	(7,370,025)
Net Increase in Beneficial Interest	1,070,483	$10,709,654	160,371	$1,625,012

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	37,633	$366,875	34,306	$337,073
Reinvested dividends and distributions	496	4,815	413	4,040
Shares repurchased	(43,029)	(418,914)	(28,627)	(280,166)
Net (Decrease) Increase in Beneficial Interest	(4,900)	$(47,224)	6,092	$60,947

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2015		2014		2013	2012	2011

Net Asset Value, Beginning of Year	$10.15		$10.19		$10.16	$10.28	$10.07

Income (Loss) from Investment Operations
Net investment income	0.17	(c)	0.17	(c)	0.39	0.17	0.35
Net realized and unrealized gain (loss) on
investments	(0.17)		(0.05)		0.14	(0.13)	0.13

Total from Investment Operations	(0.00)		0.12		0.53	0.04	0.48

Less Distributions:
From net investment income	(0.16)		(0.16)		(0.48)	(0.16)	(0.27)
From net realized gains	(0.01)		-		(0.02)	-	-

Total Distributions	(0.17)		(0.16)		(0.50)	(0.16)	(0.27)

Net Asset Value, End of Year	$9.98		$10.15		$10.19	$10.16	$10.28

Total Return (a)	(0.04)%		1.25%		5.33%	0.38%	4.87%

Net Assets, End of Year (in thousands)	$19,813		$9,280		$7,679	$7,920	$3,916

Ratios of:
Gross Expenses to Average Net Assets (b)	1.72%		0.70%		0.86%	1.20%	1.20%
Net Expenses to Average Net Assets (b)	0.88%	(e)	0.70%		0.84%	1.17%	1.20%
Net Investment Income to Average
Net Assets (d)	1.72%	(e)	1.73%		3.14%	2.06%	3.77%

Portfolio turnover rate	106.26%		127.64%		82.95%	207.87%	218.16%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)							Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.

See Notes to Financial Statements							(Continued)

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$9.87		$9.91		$9.94	$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.08	(h)	0.07	(h)	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on
investments	(0.17)		(0.04)		0.14	(0.17)	0.11

Total from Investment Operations	(0.09)		0.03		0.41	(0.07)	0.11

Less Distributions:
From net investment income	(0.07)		(0.07)		(0.42)	(0.10)	-
From net realized gains	(0.01)		-		(0.02)	-	-

Total Distributions	(0.08)		(0.07)		(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.70		$9.87		$9.91	$9.94	$10.11

Total Return (d)	(0.97)%		0.29%		4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period (in thousands)	$756		$818		$760	$837	$309

Ratios of:
Gross Expenses to Average Net Assets (e)	2.72%		1.70%		1.86%	2.20%	2.20%	(b)
Net Expenses to Average Net Assets (e)	1.88%	(i)	1.70%		1.84%	2.17%	2.20%	(b)
Net Investment Income to Average
Net Assets (f)	0.79%	(i)	0.73%		2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	106.26%		127.64%		82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.
(h)	Calculated using the average shares method.
(i)	Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Fundamental Growth Fund- Institutional Class Shares versus the S&P 500 Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	15.15%	16.30%	10/17/13	1.63%
S&P Global Broad Market Index	3.48%	6.49%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Fundamental Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Fundamental Growth Fund - Advisor Class Shares versus the S&P 500 Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	13.98%	16.68%	11/04/13	2.63%
S&P Global Broad Market Index	3.48%	6.41%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Fundamental Growth Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 97.08%

Consumer Discretionary - 15.80%
*	1-800-Flowers.com, Inc.	40,400	$384,204
*	Dollar Tree, Inc.	4,600	344,954
	Foot Locker, Inc.	14,300	903,760
	Hanesbrands, Inc.	25,600	815,616
	L Brands, Inc.	7,800	674,856
	Lowe's Cos., Inc.	19,000	1,329,620
*	MarineMax, Inc.	4,900	117,208
	Marriott International, Inc.	13,800	1,076,262
	Nexstar Broadcasting Group, Inc.	4,600	261,694
	Rocky Brands, Inc.	12,000	230,040
*	Select Comfort Corp.	14,700	459,299
*	TAL Education Group	5,500	199,210
	The Home Depot, Inc.	6,400	713,088
*	Ulta Salon Cosmetics & Fragrance, Inc.	2,800	427,336
*	Under Armour, Inc.	9,900	776,259
	Vail Resorts, Inc.	5,300	549,822
*	ZAGG, Inc.	32,900	306,299
			9,569,527
Consumer Staples - 9.86%
	Altria Group, Inc.	34,300	1,756,160
	Costco Wholesale Corp.	4,250	606,008
	CVS Health Corp.	9,800	1,003,324
*	Monster Beverage 1990 Corp.	4,100	521,848
	Reynolds American, Inc.	23,500	1,803,625
	The Kroger Co.	3,800	276,640
			5,967,605
Energy - 0.25%
	Transportadora de Gas del Sur	32,900	153,643
			153,643
Financials - 8.00%
	American Tower Corp.	6,200	575,298
	Ameris Bancorp	5,800	146,102
*	Atlas Financial Holding, Inc.	6,900	129,789
	Gramercy Property Trust, Inc.	5,850	155,669
*	Heritage Insurance Holdings, Inc.	14,400	302,534
*	INTL. FCStone, Inc.	17,900	627,753
	Lamar Advertising Co.	6,800	412,216
	New York Mortgage Trust, Inc.	96,000	760,320
	Omega Healthcare Investors, Inc.	10,300	371,109

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - Continued
*	Seacoast Banking Corp. of Florida	20,400	$305,184
	Spirit Realty Capital, Inc.	9,900	106,821
	The Allstate Corp.	5,400	363,528
	Universal Insurance Holdings, Inc.	10,714	273,528
*	Walker & Dunlop, Inc.	12,700	312,674
			4,842,525
Health Care - 25.32%
	Abaxis, Inc.	3,500	185,885
*	ABIOMED, Inc.	3,900	232,908
*	Allergan PLC	4,545	1,394,451
*	AMAG Pharmaceuticals, Inc.	7,400	514,892
*	AMN Healthcare Services, Inc.	11,300	300,467
	Anthem, Inc.	3,400	570,690
*	Biogen, Inc.	3,100	1,230,669
*	Cambrex Corp.	7,400	296,148
*	Centene Corp.	10,000	753,400
*	China Biologic Products, Inc.	4,700	525,601
*	Edwards Lifesciences Corp.	7,900	1,032,688
*	Gilead Sciences, Inc.	13,100	1,470,737
*	HCA Holdings, Inc.	15,600	1,276,548
*	Horizon Pharma PLC	12,000	389,160
*	Inogen, Inc.	15,300	571,914
*	Mallinckrodt PLC	1,800	232,992
	McKesson Corp.	2,175	515,975
*	Medivation, Inc.	5,000	660,250
*	Molina Healthcare, Inc.	12,612	917,397
*	Sucampo Pharmaceuticals, Inc.	61,800	1,003,014
	UnitedHealth Group, Inc.	7,900	949,659
*	Zeltiq Aesthetics, Inc.	11,100	304,806
			15,330,251
Industrials - 7.77%
*	Astronics Corp.	5,300	370,417
*	Astronics Corp. - Class B	400	28,000
	China Southern Airlines Co. Ltd.	4,900	243,677
	Delta Air Lines, Inc.	11,200	480,704
	Equifax, Inc.	3,600	361,188
	General Dynamics Corp.	1,800	252,288
	Lockheed Martin Corp.	3,600	677,520
*	Marathon Patent Group, Inc.	10,600	53,212
	Northrop Grumman Corp.	2,000	318,360
*	NV5 Holdings, Inc.	10,100	230,482
	Southwest Airlines Co.	20,500	759,525

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
	TransDigm Group, Inc.	2,600	$587,704
*	Willdan Group, Inc.	23,800	341,768
			4,704,845
Information Technology - 27.68%
*	Ambarella, Inc.	9,300	838,953
	Apple, Inc.	12,900	1,680,612
	Avago Technologies Ltd.	9,000	1,332,630
*	Cimpress NV	5,300	436,296
*	Dot Hill Systems Corp.	43,000	302,720
*	Envestnet, Inc.	10,500	460,005
*	Facebook, Inc.	11,500	910,685
*	Fiserv, Inc.	3,400	272,510
*	M/A-COM Technology Solutions Holdings, Inc.	6,700	255,672
*	Mattson Technology, Inc.	115,800	451,620
	Methode Electronics, Inc.	18,000	844,740
	NetEase, Inc.	4,200	593,922
	NICE-Systems Ltd.	4,500	282,150
*	NXP Semiconductors NV	12,900	1,448,025
*	Palo Alto Networks, Inc.	8,300	1,406,767
*	Qorvo, Inc.	7,500	616,125
	Silicon Motion Technology Corp.	8,800	312,477
	Skyworks Solutions, Inc.	16,600	1,815,376
*	Tower Semiconductor Ltd.	43,300	668,119
*	VASCO Data Security International, Inc.	60,200	1,603,728
*	Vimicro International Corp.	15,172	225,911
			16,759,043
Real Estate - 2.40%
	HCP, Inc. - REIT	37,600	1,455,872

	Total Common Stocks (Cost $51,960,328)		58,783,311

MASTER LIMITED PARTNERSHIPS - 2.20%

Industrials - 0.65%
	Hi-Crush Partners LP	13,100	390,380

Energy - 1.55%
	Tallgrass Energy Partners LP	19,000	940,310

	Total Master Limited Partnership (Cost $1,427,880)		1,330,690

SHORT-TERM INVESTMENT - 0.95%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.10%	576,374	576,374

	Total Short-Term Investment (Cost $576,374)		576,374
			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2015
			Value (Note 1)

Total Value of Investments (Cost $53,964,582) - 100.23%			$60,690,375

Liabilities in Excess of Other Assets - (0.23)%			(137,339)

Net Assets - 100.00%			$60,553,036

* Non-income producing investment
§ Represents 7 day effective yield

The following acronyms and abbreviations are used in this portfolio:
LP - Limited Partnership
PLC - Public Limited Company
NV - Netherlands Security
REIT - Real Estate Investment Trust

	Summary of Investments by Sector (Unaudited)
	% of Net
Sector	Assets	Value
Consumer Discretionary	15.80%	$9,569,527
Consumer Staples	9.86%	5,967,605
Energy	0.25%	153,643
Financials	8.00%	4,842,525
Health Care	25.32%	15,330,251
Industrials	7.77%	4,704,845
Information Technology	27.68%	16,759,043
Real Estate	2.40%	1,455,872
Master Limited Partnerships	2.20%	1,330,690
Short-Term Investment	0.95%	576,374
Liabilities in Excess of Other Assets	-0.23%	(137,339)
Total	100.00%	$60,553,036

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $53,964,582)	$60,690,375
Receivables:
Investments sold	952,058
Fund shares sold	418,129
Dividends and interest	22,239
Due from Advisor	5,757
Prepaid expenses:
Registration and filing expenses	17,901
Fund accounting fees	3,199
Compliance fees	350

Total assets	62,110,008

Liabilities:
Due to custodian	33
Payables:
Investments purchased	1,489,782
Fund shares repurchased	44,452
Accrued expenses
Professional fees	14,250
Distribution and service fees - Advisor Class Shares	5,179
Custody and banking fees	2,115
Administrative fees	511
Shareholder fulfillment expenses	350
Securities pricing fees	300

Total liabilities	1,556,972

Total Net Assets	$60,553,036

Net Assets Consist of:
Paid in interest	$55,460,253
Undistributed net investment income	32,984
Accumulated net realized loss on investments	(1,665,994)
Net unrealized appreciation on investments	6,725,793

Total Net Assets	$60,553,036

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,207,138
Net Assets	$53,713,054
Net Asset Value, Offering Price and Redemption Price Per Share	$12.77

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	537,767
Net Assets	$6,839,982
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.72

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$499,935
Interest	271

Total Investment Income	500,206

Expenses:
Advisory fees (note 2)	367,685
Fund accounting fees (note 2)	38,185
Administration fees (note 2)	36,847
Professional fees	28,972
Transfer agent fees (note 2)	28,500
Distribution and service fees - Advisor Class Shares (note 3)	21,776
Registration and filing expenses	21,534
Custody and banking fees (note 2)	12,307
Shareholder fulfillment expenses	11,922
Securities pricing fees	8,250
Trustee fees and meeting expenses	8,000
Compliance fees (note 2)	5,694
Other operating expenses	2,025
Insurance expenses	2,089

Total Expenses	593,786

Expenses waived by advisor (note 2)	(154,498)

Net Expenses	439,288

Net Investment Income	60,918

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(1,547,809)
Net change in unrealized appreciation on investments	6,560,050

Net Realized and Unrealized Gain on Investments	5,012,241

Net Increase in Net Assets Resulting from Operations	$5,073,159

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2015	2014

Operations:
Net investment income (loss)			$60,918	$(34,387)
Net realized loss from investment transactions			(1,547,809)	(113,202)
Net change in unrealized appreciation on investments			6,560,050	165,743
Net Increase in Net Assets Resulting from Operations			5,073,159	18,154

Beneficial Interest Transactions:
Shares sold			44,902,436	22,365,194
Shares repurchased			(7,858,223)	(3,947,684)
Increase from Beneficial Interest Transactions			37,044,213	18,417,510

Net Increase in Net Assets			42,117,372	18,435,664

Net Assets:
Beginning of Period			18,435,664	-
End of Period			$60,553,036	$18,435,664

Undistributed Net Investment Income (Loss)			$32,984	$(27,934)

	Year Ended		Period Ended
Share Information:	May 31, 2015		May 31, 2014 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,190,887	$38,302,827	2,017,430	$22,132,131
Shares repurchased	(625,132)	(7,565,725)	(376,047)	(3,945,359)
Net Increase in Beneficial Interest	2,565,755	$30,737,102	1,641,383	$18,186,772

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	541,308	$6,599,609	21,113	$233,063
Shares repurchased	(24,438)	(292,498)	(216)	(2,325)
Net Increase in Beneficial Interest	516,870	$6,307,111	20,897	$230,738

(a)	For the period from October 17, 2013 (Date of Initial Public Offering) to May 31, 2014.

See Notes to Financial Statements

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended May 31,	2015		2014	(f)

Net Asset Value, Beginning of Period	$11.09		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.03	(e)	(0.04)	(e)
Net realized and unrealized gain on investments	1.65		1.13

Total from Investment Operations	1.68		1.09

Net Asset Value, End of Period	$12.77		$11.09

Total Return (c)	15.15%		10.90%	(b)

Net Assets, End of Period (in thousands)	$53,713		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.55%		1.25%	(a)
Net Expenses to Average Net Assets (d)	1.13%		1.25%	(a)
Net Investment Income (Loss) to Average Net Assets	0.23%		(0.64)%	(a)

Portfolio turnover rate	95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.

See Notes to Financial Statements			(Continued)

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended May 31,	2015		2014	(f)

Net Asset Value, Beginning of Period	$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.11)	(e)	(0.10)	(e)
Net realized and unrealized gain on investments	1.67		1.26

Total from Investment Operations	1.56		1.16

Net Asset Value, End of Period	$12.72		$11.16

Total Return (c)	13.98%		11.60%	(b)

Net Assets, End of Period (in thousands)	$6,840		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.55%		2.25%	(a)
Net Expenses to Average Net Assets (d)	2.13%		2.25%	(a)
Net Investment Loss to Average Net Assets	(0.93)%		(1.69)%	(a)

Portfolio turnover rate	95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.

See Notes to Financial Statements

Rx High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	-2.19%	5.19%	09/20/12	1.46%
Barclays Capital Global High-Yield Index	-1.69%	5.37%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx High Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx High Income Fund - Advisor Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-3.01%	4.41%	09/26/12	2.46%
Barclays Capital Global High-Yield Index	-1.69%	5.73%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx High Income Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 0.97%
Guggenheim Enhanced Short Duration ETF		6,371	$319,232

Total Exchange-Traded Product (Cost $319,315)			319,232

OPEN-END FUNDS - 96.71%
Ivy High Income Fund - Class I		781,039	6,349,849
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		614,915	6,321,325
Lord Abbett High Yield Fund - Class I		824,888	6,351,637
Oppenheimer Rochester National Municipals Fund - Class Y		900,187	6,364,321
Osterweis Strategic Income Fund - Class I		542,261	6,322,763

Total Open-End Funds (Cost $32,051,960)			31,709,895

SHORT-TERM INVESTMENT - 2.97%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	972,452	972,452

Total Short-Term Investment (Cost $972,452)			972,452

Total Value of Investments (Cost $33,343,727) - 100.65%			$33,001,579

Liabilities in Excess of Other Assets - (0.65)%			(211,711)

Net Assets - 100.00%			$32,789,868

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Product	0.97%	$319,232
Open-End Funds	96.71%	31,709,895
Short-Term Investment	2.97%	972,452
Liabilities in Excess of Other Assets	-0.65%	(211,711)
Total	100.00%	$32,789,868

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $33,343,727)	$33,001,579
Receivables:
Fund shares sold	219,823
Dividends and interest	50
Due from Advisor	33,576
Prepaid expenses:
Registration and filing expenses	13,743
Fund accounting fees	3,237
Transfer agent fees	1,500
Compliance fees	317

Total assets	33,273,825

Liabilities:
Payables:
Distributions payable	28,038
Investments purchased	319,315
Fund shares repurchased	119,392
Accrued expenses:
Professional fees	14,250
Custody and banking fees	1,556
Distribution and service fees - Advisor Class Shares	481
Shareholder fulfillment expenses	350
Advisory fees	290
Securities pricing fees	150
Administration fees	135

Total liabilities	483,957

Net Assets	$32,789,868

Net Assets Consist of:
Paid in interest	$34,132,162
Accumulated net investment loss	(5,434)
Accumulated net realized loss on investments	(994,712)
Net unrealized depreciation on investments	(342,148)

Total Net Assets	$32,789,868

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,343,827
Net Assets	$32,214,367
Net Asset Value, Offering Price and Redemption Price Per Share	$9.63

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	59,544
Net Assets	$575,501
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.67

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$1,416,181
Interest	479

Total Investment Income	1,416,660

Expenses:
Advisory fees (note 2)	100,970
Fund accounting fees (note 2)	36,744
Transfer agent fees (note 2)	28,500
Professional fees	27,585
Registration and filing expenses	22,632
Administration fees (note 2)	22,438
Shareholder fulfillment expenses	11,798
Trustee fees and meeting expenses	8,000
Custody and banking fees (note 2)	6,670
Distribution and service fees - Advisor Class Shares (note 3)	6,305
Compliance fees	4,957
Securities pricing fees	2,818
Insurance expenses	2,062
Other operating expenses	2,024

Total Expenses	283,503

Advisory fees waived (note 2)	(75,479)

Net Expenses	208,024

Net Investment Income	1,208,636

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(618,233)
Capital gain distributions from underlying funds	143,781
Net change in unrealized depreciation on investments	(1,112,845)

Realized and Unrealized Loss on Investments	(1,587,297)

Net Decrease in Net Assets Resulting from Operations	$(378,661)

See Notes to Financial Statements

Rx High Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$1,208,636	$673,714
Net realized gain (loss) from:
Investment transactions			(618,233)	105,551
Capital gain distributions from underlying funds			143,781	75,578
Net change in unrealized appreciation (depreciation) on investments			(1,112,845)	685,864

Net Increase (Decrease) in Net Assets Resulting from Operations			(378,661)	1,540,707

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(1,147,910)	(678,240)
Advisor Class Shares			(25,019)	(10,130)
Net realized gains
Institutional Class Shares			(735,414)	(50,086.00)
Advisor Class Shares			(20,073)	(669.00)

Net Decrease in Net Assets Resulting from Distributions			(1,928,416)	(739,125)

Beneficial Interest Transactions:
Shares sold			26,671,131	11,546,551
Reinvested dividends and distributions			803,635	157,794
Shares repurchased			(9,574,646)	(4,722,942)

Increase from Beneficial Interest Transactions			17,900,120	6,981,403

Net Increase in Net Assets			15,593,043	7,782,985

Net Assets:
Beginning of Year			17,196,826	9,413,841
End of Year			$32,789,869	$17,196,826

Accumulated Net Investment Income (Loss)			$(5,434)	$23,391
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,645,757	$26,335,311	1,069,084	$10,957,717
Reinvested dividends and distributions	79,938	769,348	14,537	148,794
Shares repurchased	(923,257)	(9,205,419)	(458,070)	(4,695,038)
Net Increase in Beneficial Interest	1,802,438	$17,899,240	625,551	$6,411,473

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	33,024	$335,820	56,933	$588,834
Reinvested dividends and distributions	3,524	34,287	868	9,000
Shares repurchased	(36,886)	(369,227)	(2,668)	(27,904)
Net Increase (Decrease) in Beneficial Interest	(338)	$880	55,133	$569,930

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.74		$10.23		$10.00

Income from Investment Operations
Net investment income	0.38	(g)	0.52	(g)	0.33
Net realized and unrealized gain (loss) on investments	(0.93)		0.58		0.20

Total from Investment Operations	(0.55)		1.10		0.53

Less Distributions:
From net investment income	(0.34)		(0.55)		(0.30)
From net realized gains	(0.22)		(0.04)		-

Total Distributions	(0.56)		(0.59)		(0.30)

Net Asset Value, End of Period	$9.63		$10.74		$10.23

Total Return (c)	(2.19)%		11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$32,214		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	1.23%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.90%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	5.40%	(h)	5.26%		6.59%	(a)

Portfolio turnover rate	64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx High Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.76		$10.17		$10.00

Income from Investment Operations
Net investment income	0.49	(g)	0.47	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.82)		0.61		0.19

Total from Investment Operations	(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.42)		(0.45)		(0.26)
From net realized gains	(0.34)		(0.04)		-

Total Distributions	(0.76)		(0.49)		(0.26)

Net Asset Value, End of Period	$9.67		$10.76		$10.17

Total Return (c)	(3.01)%		11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$576		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.23%		1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	1.90%	(h)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	4.40%	(h)	4.26%		5.71%	(a)

Portfolio turnover rate	64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Non Traditional Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Non Traditional Fund - Institutional Class Shares versus the Barclays 1-3 Month Treasury Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	-0.11%	0.19%	09/20/12	2.36%
Barclays 1-3 Month Treasury Total Return Index	0.02%	0.04%	N/A	N/A
S&P Global Broad Market Index	3.48%	10.52%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Non Traditional Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Non Traditional Fund - Advisor Class Shares versus the Barclays 1-3 Month Treasury Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-1.17%	-0.49%	09/26/12	3.36%
Barclays 1-3 Month Treasury Total Return Index	0.02%	0.04%	N/A	N/A
S&P Global Broad Market Index	3.48%	11.32%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Non Traditional Fund

Schedule of Investments

As of May 31, 2015
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 7.86%
	*	Barclays ETN Linked to the S&P 500 VEQTORTM Total
		Return Index	4,325	$638,197
	*ε	QuantShares US Market Neutral Anti-Beta Fund	48,850	937,920
	*	VelocityShares Daily Inverse VIX Short Equity Fund	5,284	238,784

		Total Exchange-Traded Products (Cost $1,758,552)		1,814,901

OPEN-END FUNDS - 76.99%
	*	361 Global Long/Short Equity Fund - Class I	54,657	556,408
		361 Managed Futures Fund - Class I	354,438	4,270,973
		Angel Oak Multi-Strategy Income Fund - Institutional Class	129,588	1,577,080
	*	Columbia Absolute Return Currency and Income Fund - Class Z	96,142	1,108,517
		Credit Suisse Managed Futures Strategy Fund - Class I	177,445	2,159,506
		Equinox Campbell Strategy Fund - Class I	171,883	2,052,283
		Equinox Chesapeake Strategy Fund - Class I	51,631	678,431
		Equinox MutualHedge Futures Strategy Fund - Class I	251,753	2,482,285
		Merk Hard Currency Fund - Institutional Class	56,866	552,740
		Merk Absolute Return Currency Fund - Institutional Class	62,281	548,073
		PIMCO Credit Absolute Return Fund - Institutional Class	66,494	674,915
		The Merger Fund - Institutional Class	70,569	1,124,167

		Total Open-End Funds (Cost $17,910,703)		17,785,378

HEDGE FUND - 9.65%
		Velocity Capital Long/Short Volatility Fund, LLC	32,870	2,230,265

		Total Hedge Fund (Cost $2,350,000)		2,230,265

SHORT-TERM INVESTMENT - 4.80%
	§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	1,109,565	1,109,565

		Total Short-Term Investment (Cost $1,109,565)		1,109,565

Total Value of Investments (Cost $23,128,820) - 99.30%				$22,940,109

Other Assets Less Liabilities - 0.70%				162,653

	Net Assets - 100.00%			$23,102,762

*	Non-income producing investment
§	Represents 7 day effective yield
ε	Affiliated Investment -
	Financial information for the QuantShares US Market Neutral Anti-Beta Fund can be accessed at the following website:
	http://www.quant-shares.com/etf-list/anti-beta-etf-btal/
				(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued

As of May 31, 2015

	Summary of Investments (Unaudited)

		% of Net Assets	Value
	Exchange-Traded Products	7.86%	$1,814,901
	Open-End Funds	76.99%	17,785,378
	Hedge Fund	9.65%	2,230,265
	Short-Term Investment	4.80%	1,109,565
	Other Assets Less Liabilities	0.70%	162,653
	Total	100.00%	$23,102,762

Additional Information on Investment in Hedge Funds (1)
Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of May 31, 2015
$2,230,265	Velocity Capital Long/Short Volatility Fund, LLC	Daily	1	$0

(1) This class includes investment in Hedge Funds. The fair value of the investment in this class have been estimated using the net asset value per share of the investment.

Rx Non Traditional Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments:
Unaffiliated investments, at value (cost $22,157,321)	$22,002,189
Affiliated investments, at value (cost $971,499)	937,920
Total investments, at value (cost $23,128,820)	22,940,109
Receivables:
Fund shares sold	148,451
Dividends and interest	101
Due from Advisor	54,043
Prepaid expenses:
Registration and filing expenses	17,744
Fund accounting fees	3,236
Transfer agent fees	1,500
Compliance fees	317

Total assets	23,165,501

Liabilities:
Payables:
Fund shares purchased	46,661
Accrued expenses:
Professional fees	14,250
Custody and banking fees	986
Shareholder fulfillment expenses	350
Distribution and service fees - Advisor Class Shares	257
Administration fees	135
Securities pricing fees	100

Total liabilities	62,739

Total Net Assets	$23,102,762

Net Assets Consist of:
Paid in interest	$23,293,385
Undistributed net investment income	30,461
Accumulated net realized loss on investments	(32,373)
Net unrealized depreciation on investments	(188,711)

Total Net Assets	$23,102,762

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,332,243
Net Assets	$22,804,257
Net Asset Value, Offering Price and Redemption Price Per Share	$9.78

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	31,037
Net Assets	$298,505
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.62

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$205,000
Interest	518

Total Investment Income	205,518

Expenses:
Advisory fees (note 2)	54,190
Fund accounting fees (note 2)	35,710
Transfer agent fees (note 2)	28,500
Professional fees	27,585
Registration and filing expenses	22,721
Administration fees (note 2)	13,549
Shareholder fulfillment expenses	11,413
Trustee fees and meeting expenses	8,000
Custody and banking fees (note 2)	5,619
Compliance fees (note 2)	4,957
Distribution and service fees - Advisor Class Shares (note 3)	2,769
Insurance expenses	2,045
Other operating expenses	2,025
Securities pricing fees	964

Total Expenses	220,047

Expenses reimbursed by advisor (note 2)	(43,150)
Fees waived by advisor (note 2)	(54,190)

Net Expenses	122,707

Net Investment Income	82,811

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions on unaffiliated investments	110,535
Net realized loss from investment transactions on affiliated investments	(27,486)
Capital gain distributions from underlying funds	68,401
Net change in unrealized depreciation on unaffiliated investments	(224,961)
Net change in unrealized depreciation on affiliated investments	(33,579)

Net Realized and Unrealized Loss on Investments	(107,090)

Net Decrease in Net Assets Resulting from Operations	$(24,279)

See Notes to Financial Statements

Rx Non Traditional Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2015	2014

Operations:
Net investment income			$82,811	$74,209
Net realized gain from:
Investment transactions			83,049	(177,928)
Capital gain distributions from underlying funds			68,401	86,793
Net change in unrealized appreciation (depreciation) on investments			(258,540)	77,041

Net Increase (Decrease) in Net Assets Resulting from Operations			(24,279)	60,115

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(118,302)	-
Advisor Class Shares			(3,351)	-
Net realized gains
Institutional Class Shares			(93,291)	(42,102)
Advisor Class Shares			(2,765)	(349)

Net Decrease in Net Assets Resulting from Distributions			(217,709)	(42,451)

Beneficial Interest Transactions:
Shares sold			21,253,882	5,228,574
Reinvested dividends and distributions			64,170	7,935
Shares repurchased			(7,028,366)	(3,107,578)

Increase from Beneficial Interest Transactions			14,289,686	2,128,931

Net Increase in Net Assets			14,047,698	2,146,595

Net Assets:
Beginning of Year			9,055,064	6,908,469
End of Year			$23,102,762	$9,055,064

Undistributed Net Investment Income			$30,461	$74,201
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,147,439	$21,088,060	507,629	$5,020,088
Reinvested dividends and distributions	6,094	59,421	777	7,631
Shares repurchased	(706,118)	(6,951,307)	(312,621)	(3,089,327)
Net Increase in Beneficial Interest	1,447,415	$14,196,174	195,785	$1,938,392

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	16,921	$165,822	21,183	$208,486
Reinvested dividends and distributions	493	4,749	31	304
Shares repurchased	(8,009)	(77,059)	(1,845)	(18,251)
Net Increase in Beneficial Interest	9,405	$93,512	19,369	$190,539

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income	0.07	(g)	0.09	(g)	0.01
Net realized and unrealized gain (loss) on investments	(0.08)		(0.04)		-

Total from Investment Operations	(0.01)		0.05		0.01

Less Distributions:
From net investment income	(0.11)		-		(0.02)
From net realized gains	(0.09)		(0.05)		-

Total Distributions	(0.20)		(0.05)		(0.02)

Net Asset Value, End of Period	$9.78		$9.99		$9.99

Total Return (c)	(0.11)%		0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$22,804		$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	1.79%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.99%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.70%	(h)	0.91%		0.03%	(a)

Portfolio turnover rate	62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)	(g)	(0.01)	(g)(i)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.10)		0.04	(i)	(0.03)	(i)

Total from Investment Operations	(0.11)		0.03		(0.04)

Less Distributions:
From net investment income	(0.11)		-		(0.01)
From net realized gains	(0.09)		(0.05)		-

Total Distributions	(0.20)		(0.05)		(0.01)

Net Asset Value, End of Period	$9.62		$9.93		$9.95

Total Return (c)	(1.17)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$299		$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	2.79%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.99%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.07)%	(h)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)	The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Premier Managers Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Premier Managers Fund - Institutional Class Shares versus 78% of the S&P Global BMI Index,, 12% of the Barclays Global Aggregate Index, 10% of the Barclays 1-3 Year Treasury Index, and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	3.91%	10.56%	09/20/12	2.66%
78% S&P Global BMI Index/12% Barclays Global
Aggregate Index/10% Barclays 1-3 Year Treasury Index	2.65%	12.54%	N/A	NA
S&P Global Broad Market Index	3.48%	10.52%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Premier Managers Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Premier Managers Fund - Advisor Class Shares versus 78% of the S&P Global BMI Index,, 12% of the Barclays Global Aggregate Index, 10% of the Barclays 1-3 Year Treasury Index, and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	2.82%	9.93%	09/26/12	3.66%
78% S&P Global BMI Index/12% Barclays Global
Aggregate Index/10% Barclays 1-3 Year Treasury Index	2.65%	13.23%	N/A	N/A
S&P Global Broad Market Index	3.48%	11.32%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Premier Managers Fund

Schedule of Investments

As of May 31, 2015
	Shares	Value (Note 1)

COMMON STOCK - 19.40%

Financials - 19.40%
* Berkshire Hathaway, Inc. - Class B	16,159	$2,310,737

Total Common Stock (Cost $2,137,263)		2,310,737

OPEN-END FUNDS - 39.89%
First Eagle Global Fund - Class I	43,288	2,373,908
Natixis Loomis Sayles Global Equity and Income Fund - Class Y	119,731	2,377,856

Total Open-End Funds (Cost $4,659,965)		4,751,764

EXCHANGE-TRADED PRODUCTS - 38.54%
First Trust Developed Markets ex-US AlphaDEX Fund	3,850	201,509
First Trust DJ Global Select Dividend Index Fund	7,655	199,566
First Trust Emerging Markets AlphaDEX Fund	6,055	147,076
First Trust Enhanced Short Maturity ETF	6,482	389,374
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	3,855	195,564
First Trust Large Cap Core AlphaDEX Fund	4,169	195,776
First Trust Large Cap Growth AlphaDEX Fund	3,996	195,524
First Trust Large Cap Value AlphaDEX Fund	4,442	196,425
Guggenheim S&P 500 Pure Growth ETF	5,357	445,167
iShares 20+ Year Treasury Bond ETF	1,486	182,347
iShares Core S&P 500 ETF	2,213	470,440
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,597	188,877
iShares Mortgage Real Estate Capped ETF	58,927	686,500
iShares S&P 500 Value ETF	7,449	704,303
iShares TIPS Bond ETF	1,711	193,702

Total Exchange-Traded Products (Cost $4,603,231)		4,592,150

SHORT-TERM INVESTMENT - 1.17%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	140,095	140,095

Total Short-Term Investment (Cost $140,095)		140,095

Total Value of Investments (Cost $11,540,554) - 99.00%		$11,794,746

Other Assets Less Liabilities - 1.00%		118,682

Net Assets - 100.00%		$11,913,428

* Non-income producing investment
§ Represents 7 day effective yield
		(Continued)

Rx Premier Managers Fund

Schedule of Investments - Continued

As of May 31, 2015

	Summary of Investments (Unaudited)

Sector	% of Net Assets	Value
Financials	19.40%	$2,310,737
Open-End Funds	39.89%	4,751,764
Exchange-Traded Products	38.54%	4,592,150
Short-Term Investment	1.17%	140,095
Other Assets Less Liabilities	1.00%	118,682
Total	100.00%	$11,913,428

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $11,540,554)	$11,794,746
Receivables:
Fund shares sold	98,271
Dividends and interest	30
Due from Advisor	60,183
Prepaid expenses:
Registration and filing expenses	13,896
Fund accounting fees	3,246
Transfer agent fees	1,500
Compliance fees	317

Total assets	11,972,189

Liabilities:
Payables:
Fund shares repurchased	43,102
Accrued expenses:
Professional fees	14,250
Custody and banking fees	748
Shareholder fulfillment expenses	350
Distribution and service fees - Advisor Class Shares	225
Securities pricing fees	50
Administration fees	36

Total liabilities	58,761

Total Net Assets	$11,913,428

Net Assets Consist of:
Paid in interest	$11,521,938
Accumulated net investment loss	(23,683)
Accumulated net realized gain on investments	160,981
Net unrealized appreciation on investments	254,192

Total Net Assets	$11,913,428

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	963,963
Net Assets	$11,649,540
Net Asset Value, Offering Price and Redemption Price Per Share	$12.09

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	22,155
Net Assets	$263,888
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.91

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$166,549
Interest	206

Total Investment Income	166,755

Expenses:
Advisory fees (note 2)	42,488
Fund accounting fees (note 2)	35,444
Transfer agent fees (note 2)	28,500
Professional fees	27,544
Registration and filing expenses	22,344
Administration fees (note 2)	12,051
Shareholder fulfillment expenses	10,090
Trustee fees and meeting expenses	8,000
Custody and banking fees (note 2)	4,981
Compliance fees	4,957
Distribution and service fees - Advisor Class Shares (note 3)	2,347
Insurance expenses	2,047
Other operating expenses	2,009
Securities pricing fees	556

Total Expenses	203,358

Expenses reimbursed by advisor (note 2)	(69,350)
Fees waived by advisor (note 2)	(42,488)

Total Expenses	91,520

Net Investment Income	75,235

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(271,316)
Capital gain distributions from underlying funds	642,064
Net change in unrealized appreciation on investments	(53,850)

Net Realized and Unrealized Gain on Investments	316,898

Net Increase in Net Assets Resulting from Operations	$392,133

See Notes to Financial Statements

Rx Premier Managers Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$75,235	$17,547
Net realized gain (loss) from:
Investment transactions			(271,316)	162,004
Capital gain distributions from underlying funds			642,064	-
Net change in unrealized appreciation (depreciation) on investments			(53,850)	199,703

Net Increase in Net Assets Resulting from Operations			392,133	379,254

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(96,043)	(25,018)
Advisor Class Shares			(2,875)	(116)
Net realized gains
Institutional Class Shares			(305,713)	(47,785)
Advisor Class Shares			(9,150)	(238)

Decrease in Net Assets Resulting from Distributions			(413,781)	(73,157)

Beneficial Interest Transactions:
Shares sold			8,949,183	5,087,827
Reinvested dividends and distributions			260,548	20,179
Shares repurchased			(3,093,595)	(1,465,872)

Increase from Beneficial Interest Transactions			6,116,136	3,642,134

Net Increase in Net Assets			6,094,488	3,948,231

Net Assets:
Beginning of Year			5,818,940	1,870,709
End of Year			$11,913,428	$5,818,940

Accumulated Net Investment Loss			$(23,683)	$-

	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	716,903	$8,684,209	425,007	$4,966,936
Reinvested dividends and distributions	22,107	252,679	1,704	19,825
Shares repurchased	(246,169)	(2,966,126)	(123,963)	(1,454,952)
Net Increase in Beneficial Interest	492,841	$5,970,762	302,748	$3,531,809

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	22,115	$264,974	10,280	$120,890
Reinvested dividends and distributions	695	7,869	30	354
Shares repurchased	(10,825)	(127,469)	(936)	(10,919)
Net Increase in Beneficial Interest	11,985	$145,374	9,374	$110,325

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.09		$11.06		$10.00

Income from Investment Operations
Net investment income	0.10	(g)	0.06	(g)	0.12
Net realized and unrealized gain on investments	0.35		1.29		1.09

Total from Investment Operations	0.45		1.35		1.21

Less Distributions:
From net investment income	(0.11)		(0.11)		(0.15)
From net realized gains	(0.34)		(0.21)		-

Total Distributions	(0.45)		(0.32)		(0.15)

Net Asset Value, End of Period	$12.09		$12.09		$11.06

Total Return (c)	3.91%		12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$11,650		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.94%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.81%	(h)	0.56%		0.77%	(a)

Portfolio turnover rate	69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01	(g)	(0.05)	(g)	-
Net realized and unrealized gain on investments	0.31		1.24		1.29

Total from Investment Operations	0.32		1.19		1.29

Less Distributions:
From net investment income	(0.11)		(0.10)		(0.13)
From net realized gains	(0.34)		(0.21)		-

Total Distributions	(0.45)		(0.31)		(0.13)

Net Asset Value, End of Period	$11.91		$12.04		$11.16

Total Return (c)	2.82%		10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$264		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.94%	(h)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	0.04%	(h)	(0.43)%		0.68%	(a)

Portfolio turnover rate	69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Tactical Rotation Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	9.29%	12.06%	09/20/12	1.61%
S&P Global Broad Market Index	3.48%	10.52%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Tactical Rotation Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Tactical Rotation Fund - Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	8.24%	11.49%	09/26/12	2.61%
S&P Global Broad Market Index	3.48%	11.32%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Tactical Rotation Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.96%
Fidelity Limited Term Bond ETF		14,000	$706,860
iShares Global Financials ETF		84,796	5,002,964
Consumer Discretionary Select Sector SPDR Fund		82,142	6,267,435
Consumer Staples Select Sector SPDR Fund		128,016	6,245,901
Energy Select Sector SPDR Fund		79,235	6,211,232
Financial Select Sector SPDR Fund		256,220	6,303,012
Health Care Select Sector SPDR Fund		83,443	6,253,219
Industrial Select Sector SPDR Fund		111,132	6,202,277
iShares U.S. Consumer Services ETF		34,917	5,035,279
iShares U.S. Healthcare ETF		31,560	5,025,299
iShares Global Healthcare ETF		45,810	5,085,368
iShares MSCI Europe Financials ETF		211,246	5,048,779
iShares Nasdaq Biotechnology ETF		14,145	5,163,349
iShares Russell 1000 ETF		41,707	4,932,895
iShares Global Consumer Staples ETF		54,152	5,039,927
Materials Select Sector SPDR Fund		123,877	6,269,415
Technology Select Sector SPDR Fund		144,262	6,256,643
Vanguard Short-Term Corporate Bond ETF		60,680	4,859,254
WisdomTree Bloomberg U.S. Dollar Bullish Fund		179,087	5,078,907

Total Exchange-Traded Products (Cost $98,754,275)			100,988,015

SHORT-TERM INVESTMENT - 1.08%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	1,105,432	1,105,432

Total Short-Term Investment (Cost $1,105,432)			1,105,432

Total Value of Investments (Cost $99,859,707) - 100.04%			$102,093,447

Liabilities in Excess of Other Assets - (0.04)%			(40,862)

Net Assets - 100.00%			$102,052,585

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	98.96%	$100,988,015
Short-Term Investment	1.08%	1,105,432
Liabilities in Excess of Other Assets	-0.04%	(40,862)
Total	100.00%	$102,052,585

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $99,859,707)	$102,093,447
Receivables:
Fund shares sold	719,978
Dividends and interest	921
From Advisor	1,817
Prepaid expenses:
Registration and filing expenses	19,612
Fund accounting fees	3,171
Compliance fees	317

Total assets	102,839,263

Liabilities:
Payables:
Investments purchased	623,002
Fund shares repurchased	137,602
Accrued expenses
Professional fees	14,250
Distribution and service fees - Advisor Class Shares	7,714
Custody and banking fees	2,873
Adminstration fees	787
Shareholder fulfillment expenses	350
Securities pricing fees	100

Total liabilities	786,678

Total Net Assets	$102,052,585

Net Assets Consist of:
Paid in interest	$97,578,672
Accumulated net realized gain on investments	2,240,173
Net unrealized appreciation on investments	2,233,740

Total Net Assets	$102,052,585

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,532,233
Net Assets	$92,097,657
Net Asset Value, Offering Price and Redemption Price Per Share	$12.23

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	825,712
Net Assets	$9,954,928
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.06

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$818,188
Interest	905

Total Investment Income	819,093

Expenses:
Advisory fees (note 2)	526,963
Administration fees (note 2)	52,759
Fund accounting fees (note 2)	39,776
Distribution and service fees - Advisor Class Shares (note 3)	34,155
Transfer agent fees (note 2)	31,884
Professional fees	27,581
Registration and filing expenses	23,099
Custody and banking fees (note 2)	15,654
Shareholder fulfillment expenses	14,403
Trustee fees and meeting expenses	8,000
Compliance fees (note 2)	4,957
Insurance expenses	2,060
Other operating expenses	2,044
Securities pricing fees	1,585

Total Expenses	784,920

Advisory fees waived (note 2)	(111,607)

Net Expenses	673,313

Net Investment Income	145,780

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	3,799,352
Net change in unrealized appreciation on investments	344,316

Net Realized and Unrealized Gain on Investments	4,143,668

Net Increase in Net Assets Resulting from Operations	$4,289,448

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$145,780	$86,221
Net realized gain from investment transactions			3,799,352	2,094,483
Net change in unrealized appreciation on investments			344,316	1,531,937

Net Increase in Net Assets Resulting from Operations			4,289,448	3,712,641

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(256,656)	(96,799)
Advisor Class Shares			(3,737)	(900)
Net realized gains
Institutional Class Shares			(2,152,020)	(1,278,762)
Advisor Class Shares			(34,134)	(14,010)

Decrease in Net Assets Resulting from Distributions			(2,446,547)	(1,390,471)

Beneficial Interest Transactions:
Shares sold			86,615,313	23,525,383
Reinvested dividends and distributions			1,414,118	417,807
Shares repurchased			(18,493,480)	(8,290,751)

Increase from Beneficial Interest Transactions			69,535,951	15,652,439

Net Increase in Net Assets			71,378,852	17,974,609

Net Assets:
Beginning of Year			30,673,733	12,699,124
End of Year			$102,052,585	$30,673,733

Undistributed Net Investment Income			$-	$-
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,318,719	$76,695,978	2,083,190	$23,063,850
Reinvested dividends and distributions	119,678	1,379,959	37,077	407,803
Shares repurchased	(1,472,094)	(17,760,924)	(732,530)	(8,219,734)
Net Increase in Beneficial Interest	4,966,303	$60,315,013	1,387,737	$15,251,919

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	836,139	$9,919,335	41,280	$461,533
Reinvested dividends and distributions	2,995	34,159	910	10,004
Shares repurchased	(61,142)	(732,556)	(6,312)	(71,017)
Net Increase in Beneficial Interest	777,992	$9,220,938	35,878	$400,520

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.74		$10.67		$10.00

Income from Investment Operations
Net investment income (loss)	0.04	(g)	0.04	(g)	(0.01)
Net realized and unrealized gain on investments	1.02		1.60		0.75

Total from Investment Operations	1.06		1.64		0.74

Less Distributions:
From net investment income	(0.06)		(0.04)		(0.07)
From net realized gains	(0.51)		(0.53)		-

Total Distributions	(0.57)		(0.57)		(0.07)

Net Asset Value, End of Period	$12.23		$11.74		$10.67

Total Return (c)	9.29%		15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$92,098		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.41%		1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.20%	(h)	1.25%		1.20%	(a)
Net Investment Income/ (Loss) to Average Net Assets (e)	0.36%	(h)	0.36%		(0.33)%	(a)

Portfolio turnover rate	323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.69		$10.65		$10.00

Income from Investment Operations
Net investment loss	(0.11)	(g)	(0.09)	(g)	(0.02)
Net realized and unrealized gain on investments	1.04		1.69		0.73

Total from Investment Operations	0.93		1.60		0.71

Less Distributions:
From net investment income	(0.05)		(0.03)		(0.06)
From net realized gains	(0.51)		(0.53)		-

Total Distributions	(0.56)		(0.56)		(0.06)

Net Asset Value, End of Period	$12.06		$11.69		$10.65

Total Return (c)	8.24%		15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$9,955		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.41%		2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.20%	(h)	2.25%		2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(0.95)%	(h)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Tax Advantaged Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initital Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Tax Advantaged Fund - Institutional Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	0.81%	-0.22%	09/20/12	5.82%
S&P National Municipal Bond Index	3.25%	2.97%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

On May 11, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about July 31, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Rx Fund at any time prior to the date of liquidation.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Tax Advantaged Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initital Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Tax Advantaged Fund - Advisor Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-0.24%	-1.19%	09/26/12	6.82%
S&P National Municipal Bond Index	3.25%	2.87%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

On May 11, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about July 31, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Rx Fund at any time prior to the date of liquidation.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Tax Advantaged Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED NOTE - 3.38%
* iPath US Treasury 10-year Bear ETN		4,138	$83,091

Total Exchange-Traded Note (Cost $81,079)			83,091

OPEN-END FUNDS - 89.64%
Northern High Yield Municipal Fund		8,374	73,858
Columbia Funds Series Trust I - Class Z		7,149	76,570
Nuveen All-American Municipal Bond Fund - Class I		39,434	455,459
Nuveen High Yield Municipal Bond Fund - Class I		4,716	80,262
Oppenheimer Rochester AMT-Free Municipal Fund - Class Y		11,334	77,979
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		34,833	454,222
Oppenheimer Rochester Short Term-Municipal Fund - Class Y		120,845	451,960
Oppenheimer Rochester National Municipals - Class Y		11,158	78,887
Virtus Tax Exempt Bond Fund - Class I		40,116	454,920

Total Open-End Funds (Cost $2,141,940)			2,204,117

Total Value of Investments (Cost $2,223,019) - 93.02%			$2,287,208

Other Assets Less Liabilities - 6.98%			171,516

Net Assets - 100.00%			$2,458,724

* Non-income producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Note	3.38%	$83,091
Open-End Funds	89.64%	2,204,117
Other Assets Less Liabilities	6.98%	171,516
Total	100.00%	$2,458,724

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $2,223,019)	$2,287,208
Receivables:
Investments sold	122,090
Dividends and interest	20
Due from Advisor	83,226
Prepaid expenses:
Fund accounting fees	3,250
Transfer agent fees	1,500
Compliance fees	317

Total assets	2,497,611

Liabilities:
Payables:
Due to custodian	19,684
Distributions payable	2,795
Fund shares repurchased	33
Accrued expenses:
Professional fees	14,250
Custody and banking fees	1,045
Registration and filing expenses	571
Shareholder fulfillment expenses	350
Securities pricing fees	100
Distribution and service fees - Advisor Class Shares	58
Administration fees	1

Total liabilities	38,887

Total Net Assets	$2,458,724

Net Assets Consist of:
Paid in interest	$2,748,285
Undistributed net investment income	1,139
Accumulated net realized loss on investments	(354,889)
Net unrealized appreciation on investments	64,189

Total Net Assets	$2,458,724

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	255,654
Net Assets	$2,387,086
Net Asset Value, Offering Price and Redemption Price Per Share	$9.34

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,669
Net Assets	$71,638
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.34

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$83,442
Interest	89

Total Investment Income	83,531

Expenses:
Fund accounting fees (note 2)	34,756
Professional fees	28,860
Transfer agent fees (note 2)	28,500
Registration and filing expenses	21,659
Administration fees (note 2)	12,001
Advisory fees (note 2)	11,458
Shareholder fulfillment expenses	8,762
Trustees fees and meeeting expenses	8,000
Custody and banking fees (note 2)	5,332
Compliance fees	4,957
Insurance expenses	2,040
Other operating expenses	1,993
Securities pricing fees	972
Distribution and service fees - Advisor Class Shares (note 3)	702

Total Expenses	169,992

Expenses reimbursed by advisor (note 2)	(135,973)
Fees waived by advisor (note 2)	(11,458)

Net Expenses	22,561

Net Investment Income	60,970

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investment transactions	(97,200)
Net change in unrealized appreciation on investments	52,197

Net Realized and Unrealized Loss on Investments	(45,003)

Net Increase in Net Assets Resulting from Operations	$15,967

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$60,970	$78,821
Net realized loss on investment transactions			(97,200)	(257,438)
Net change in unrealized appreciation on investments			52,197	50,522

Net Increase (Decrease) in Net Assets Resulting from Operations			15,967	(128,095)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(62,711)	(80,273)
Advisor Class Shares			(1,118)	(840)

Decrease in Net Assets Resulting from Distributions			(63,829)	(81,113)

Beneficial Interest Transactions:
Shares sold			1,334,181	530,146
Reinvested dividends and distributions			29,016	23,695
Shares repurchased			(1,271,200)	(1,666,308)
Increase (Decrease) from Beneficial Interest Transactions			91,997	(1,112,467)

Net Increase (Decrease) in Net Assets			44,135	(1,321,675)

Net Assets:
Beginning of Year			2,414,589	3,736,264
End of Year			$2,458,724	$2,414,589

Undistributed Net Investment Income			$1,139	$3,537

	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	134,778	$1,276,441	49,898	$471,710
Reinvested dividends and distributions	2,990	28,187	2,441	22,862
Shares repurchased	(130,061)	(1,227,734)	(174,770)	(1,625,431)
Net Increase (Decrease) in Beneficial Interest	7,707	$76,894	(122,431)	$(1,130,859)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,131	$57,740	6,240	$58,436
Reinvested dividends and distributions	88	829	89	833
Shares repurchased	(4,639)	(43,466)	(4,409)	(40,877)
Net Increase in Beneficial Interest	1,580	$15,103	1,920	$18,392

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.50		$9.98		$10.00

Income (Loss) from Investment Operations
Net investment income	0.23	(g)	0.24	(g)	0.12
Net realized and unrealized loss on investments	(0.15)		(0.47)		(0.04)

Total from Investment Operations	0.08		(0.23)		0.08

Less Distributions:
From net investment income	(0.24)		(0.25)		(0.10)

Total Distributions	(0.24)		(0.25)		(0.10)

Net Asset Value, End of Period	$9.34		$9.50		$9.98

Total Return (c)	0.81%		(2.20)%		0.83%	(b)

Net Assets, End of Period (in thousands)	$2,387		$2,357		$3,695

Ratios of:
Gross Expenses to Average Net Assets (d)	6.61%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.85%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.41%	(h)	2.61%		2.26%	(a)

Portfolio turnover rate	40.07%		164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.51		$9.97		$10.00

Income (Loss) from Investment Operations
Net investment income	0.13	(g)	0.15	(g)	0.08
Net realized and unrealized loss on investments	(0.15)		(0.45)		(0.07)

Total from Investment Operations	(0.02)		(0.30)		0.01

Less Distributions:
From net investment income	(0.15)		(0.16)		(0.04)

Total Distributions	(0.15)		(0.16)		(0.04)

Net Asset Value, End of Period	$9.34		$9.51		$9.97

Total Return (c)	(0.24)%		(2.99)%		0.08%	(b)

Net Assets, End of Period (in thousands)	$72		$58		$42

Ratios of:
Gross Expenses to Average Net Assets (d)	7.61%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.85%	(h)	1.70%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	1.41%	(h)	1.61%		1.33%	(a)

Portfolio turnover rate	40.07%		164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Traditional Equity Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Traditional Equity Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	5.63%	12.77%	09/20/12	1.93%
S&P Global Broad Market Index	3.48%	10.52%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Traditional Equity Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Traditional Equity Fund - Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	4.64%	12.46%	09/26/12	2.93%
S&P Global Broad Market Index	3.48%	11.32%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Traditional Equity Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.95%
iShares Core S&P 500 ETF		44,583	$9,477,454
iShares Micro-Cap ETF		12,028	957,188
iShares MSCI BRIC ETF		23,463	912,241
iShares MSCI Emerging Markets ETF		22,476	924,213
iShares MSCI Eurozone ETF		24,152	946,517
iShares MSCI EAFE Growth ETF		36,337	2,644,607
iShares MSCI EAFE Value ETF		17,057	942,570
iShares Russell 1000 Value ETF		36,052	3,795,554
iShares Russell 1000 Growth ETF		93,804	9,452,629
iShares Russell 2000 Value ETF		42,007	4,274,212
iShares Russell 2000 Growth ETF		6,240	950,976
iShares Russell Mid-Cap Growth ETF		64,355	6,333,176
iShares Russell Mid-Cap Value ETF		12,555	950,414
iShares Short Treasury Bond ETF		42,875	4,728,255

Total Exchange-Traded Products (Cost $45,992,596)			47,290,006

SHORT-TERM INVESTMENT - 3.65%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	1,761,233	1,761,233

Total Short-Term Investment (Cost $1,761,233)			1,761,233

Total Value of Investments (Cost $47,753,829) - 101.60%			$49,051,239

Liabilities in Excess of Other Assets - (1.60)%			(773,055)

Net Assets - 100.00%			$48,278,184

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	97.95%	$47,290,006
Short-Term Investment	3.65%	1,761,233
Liabilities in Excess of Other Assets	-1.60%	(773,055)
Total	100.00%	$48,278,184

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $47,753,829)	49,051,239
Receivables:
Fund shares sold	434,608
Dividends and interest	89
Due from Advisor	24,668
Prepaid expenses:
Registration and filing fees	13,960
Fund accounting fees	3,217
Shareholder fulfillment fees	857
Compliance fees	317

Total assets	49,528,955

Liabilities:
Payables:
Investments purchased	1,181,256
Fund shares repurchased	46,727
Accrued expenses:
Professional fees	14,250
Distribution and service fees - Advisor Class Shares	5,579
Custody and banking fees	2,525
Administration fees	334
Securities pricing fees	100

Total liabilities	1,250,771

Net Assets	$48,278,184

Net Assets Consist of:
Paid in interest	$46,497,439
Accumulated net investment loss	(49,295)
Accumulated realized gains on investment transactions	532,630
Net unrealized appreciation on investments	1,297,410

Total Net Assets	$48,278,184

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$41,048,840
Net Asset Value, Offering Price and Redemption Price Per Share	13.13

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$7,229,344
Net Asset Value, Offering Price and Redemption Price Per Share (a)	13.04

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$283,447
Interest	613

Total Investment Income	284,060

Expenses:
Advisory fees (note 2)	97,834
Fund accounting fees (note 2)	36,674
Transfer agent fees (note 2)	28,511
Professional fees	27,541
Administration fees (note 2)	22,753
Registration and filing expenses	22,643
Distribution and service fees - Advisor Class Shares (note 3)	21,129
Shareholder fulfillment expenses	10,756
Trustee fees and meeting expenses	8,000
Custody and banking fees (note 2)	9,678
Compliance fees (note 2)	4,957
Insurance expenses	2,048
Other operating expenses	2,026
Securities pricing fees	1,322

Total Expenses	295,872

Fees waived by advisor (note 2)	(70,787)

Net Expenses	225,085

Net Investment Income	58,975

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,272,220
Net change in unrealized appreciation on investments	45,829

Net Realized and Unrealized Gain on Investments	1,318,049

Net Increase in Net Assets Resulting from Operations	$1,377,024

See Notes to Financial Statements

Rx Traditional Equity Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$58,975	$47,571
Net realized gain from investment transactions			1,272,220	51,307
Net change in unrealized appreciation on investments			45,829	875,299

Net Increase in Net Assets Resulting from Operations			1,377,024	974,177

Distributions to Shareholders: (note 4)
Net investment income
Institutional Class Shares			(106,094)	(47,974)
Advisor Class Shares			(1,610)	(437)
Net realized gains
Institutional Class Shares			(777,478)	-
Advisor Class Shares			(13,419)	-

Decrease in Net Assets Resulting from Distributions			(898,601)	(48,411)

Beneficial Interest Transactions:
Shares sold			51,856,844	6,224,535
Reinvested dividends and distributions			193,226	13,862
Shares repurchased			(13,508,733)	(2,489,988)

Increase from Beneficial Interest Transactions			38,541,337	3,748,409

Net Increase in Net Assets			39,019,760	4,674,175

Net Assets:
Beginning of Year			9,258,424	4,584,249
End of Year			$48,278,184	$9,258,424

Accumulated Net Investment Loss			$(49,295)	$(566)
	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,419,874	$44,603,708	494,482	$6,077,369
Reinvested dividends and distributions	15,072	185,323	1,093	13,617
Shares repurchased	(1,010,762)	(13,173,619)	(198,307)	(2,461,398)
Net Increase in Beneficial Interest	2,424,184	$31,615,412	297,268	$3,629,588

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	566,194	$7,253,136	11,772	$147,166
Reinvested dividends and distributions	645	7,903	20	246
Shares repurchased	(26,302)	(335,114)	(2,334)	(28,591)
Net Increase in Beneficial Interest	540,537	$6,925,925	9,458	$118,821

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.93		$11.19		$10.00

Income from Investment Operations
Net investment income	0.05	(g)	0.09	(g)	0.02
Net realized and unrealized gain on investments	0.65		1.74		1.22

Total from Investment Operations	0.70		1.83		1.24

Less Distributions From:
Net investment income	(0.06)		(0.09)		(0.05)
Net realized gains	(0.44)		-		-

Total Distributions	(0.50)		(0.09)		(0.05)

Net Asset Value, End of Period	$13.13		$12.93		$11.19

Total Return (c)	5.63%		16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)	$41,049		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	1.25%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.93%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.41%	(h)	0.72%		0.57%	(a)

Portfolio turnover rate	50.59%		3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013

Net Asset Value, Beginning of Period	$12.97		$11.28		$10.00

Income from Investment Operations
Net investment loss	(0.13)	(g)	(0.03)	(g)	(0.01)
Net realized and unrealized gain on investments	0.70		1.80		1.32

Total from Investment Operations	0.57		1.77		1.31

Less Distributions From:
Net investment income	(0.06)		(0.08)		(0.03)
Net realized gains	(0.44)		-		-

Total Distributions	(0.50)		(0.08)		(0.03)

Net Asset Value, End of Period	$13.04		$12.97		$11.28

Total Return (c)	4.64%		15.72%		13.12%

Net Assets, End of Period (in thousands)	$7,229		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.25%		1.70%		1.70%
Net Expenses to Average Net Assets (d)	1.93%	(h)	1.70%		1.70%
Net Investment Loss to Average Net Assets (e)	(1.00)%	(h)	(0.28)%		(0.87)%

Portfolio turnover rate	50.59%		3.26%		0.00%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Traditional Fixed Income Fund - Institutional Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Institutional Class Shares	0.36%	-1.25%	09/20/12	1.77%
Barclays Capital Global Aggregate Bond Index	-6.00%	-1.82%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Traditional Fixed Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Rx Traditional Fixed Income Fund - Advisor Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2015	Year	Inception	Date	Ratio*
Advisor Class Shares	-0.72%	-1.92%	09/26/12	2.77%
Barclays Capital Global Aggregate Bond Index	-6.00%	-1.89%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated February 27, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Rx Traditional Fixed Income Fund

Schedule of Investments

As of May 31, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.91%
Guggenheim Enhanced Short Duration ETF		9,242	$463,089
iShares Agency Bond ETF		8,079	918,817
iShares Core S&P 500 ETF		1,095	232,775
iShares Government/Credit Bond ETF		1,260	143,753
iShares iBoxx $ High Yield Corporate Bond ETF		1,073	97,547
iShares International Treasury Bond ETF		526	47,487
iShares MBS ETF		8,829	969,689
iShares Micro-Cap ETF		288	22,919
iShares MSCI BRIC ETF		599	23,289
iShares MSCI EAFE Growth ETF		895	65,138
iShares MSCI EAFE Value ETF		419	23,154
iShares MSCI Emerging Markets ETF		548	22,534
iShares MSCI Eurozone ETF		576	22,573
iShares Russell 1000 Growth ETF		2,302	231,973
iShares Russell 1000 Value ETF		883	92,962
iShares Russell 2000 Growth ETF		150	22,860
iShares Russell 2000 Value ETF		989	100,631
iShares Russell Mid-Cap Growth ETF		1,557	153,224
iShares Russell Mid-Cap Value ETF		301	22,786
iShares Short Treasury Bond ETF		4,351	479,828
iShares TIPS Bond ETF		1,275	144,343
SPDR Barclays Convertible Securities ETF		2,016	99,207
SPDR Barclays Investment Grade Floating Rate ETF		27,067	830,416
Vanguard Total Bond Market ETF		9,333	768,479

Total Exchange-Traded Products (Cost $5,969,956)			5,999,473

SHORT-TERM INVESTMENT - 3.07%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%	189,823	189,823

Total Short-Term Investment (Cost $189,823)			189,823

Total Value of Investments (Cost $6,159,779) - 99.98%			$6,189,296

Other Assets Less Liabilities - 0.02%			1,235

Net Assets - 100.00%			$6,190,531

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	96.91%	$5,999,473
Short-Term Investment	3.07%	189,823
Other Assets Less Liabilities	0.02%	1,235
Total	100.00%	$6,190,531

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities

As of May 31, 2015

Assets:
Investments, at value (cost $6,159,779)	$6,189,296
Receivables:
Fund shares sold	228
Dividends and interest	38
Due from Advisor	57,285
Due from Administrator	65
Prepaid expenses:
Registration and filing expenses	12,176
Fund accounting fees	3,257
Transfer agent fees	1,500
Compliance fees	317

Total assets	6,264,162

Liabilities:
Payables:
Fund shares repurchased	57,734
Accrued expenses:
Professional fees	14,250
Custody and banking fees	1,095
Shareholder fulfillment expenses	350
Distribution and service fees - Advisor Class Shares	102
Securities pricing fees	100

Total liabilities	73,631

Total Net Assets	$6,190,531

Net Assets Consist of:
Paid in interest	$6,956,129
Accumulated net realized loss on investment transactions	(795,115)
Net unrealized appreciation on investments	29,517

Total Net Assets	$6,190,531

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	639,640
Net Assets	$6,082,999
Net Asset Value, Offering Price and Redemption Price Per Share	$9.51

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	11,401
Net Assets	$107,532
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.43

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations

For the year ended May 31, 2015

Investment Income:
Dividends	$148,868
Interest	296

Total Investment Income	149,164

Expenses:
Advisory fees (note 2)	43,159
Fund accounting fees (note 2)	35,463
Transfer agent fees (note 2)	28,500
Professional fees	27,549
Registration and filing expenses	22,371
Administration fees (note 2)	11,983
Shareholder fulfillment expenses	10,182
Trustee fees and meeting expenses	8,000
Custody and banking fees (note 2)	5,504
Compliance fees (note 2)	4,957
Insurance expenses	2,028
Other operating expenses	2,043
Securities pricing fees	1,635
Distribution and service fees - Advisor Class Shares (note 3)	1,317

Total Expenses	204,691

Expenses reimbursed by advisor (note 2)	(59,869)
Fees waived by advisor (note 2)	(43,159)

Net Expenses	101,663

Net Investment Income	47,501

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions	143,922
Net change in unrealized appreciation on investments	(157,178)

Net Realized and Unrealized Loss on Investments	(13,256)

Net Increase in Net Assets Resulting from Operations	$34,245

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2015	2014

Operations:
Net investment income			$47,501	$74,404
Net realized gain (loss) on investment transactions			143,922	(939,037)
Net change in unrealized appreciation on investments			(157,178)	645,306

Net Increase (Decrease) in Net Assets Resulting from Operations			34,245	(219,327)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(65,761)	(80,040)
Advisor Class Shares			(553)	(60)

Decrease in Net Assets Resulting from Distributions			(66,314)	(80,100)

Beneficial Interest Transactions:
Shares sold			2,956,650	10,184,786
Reinvested dividends and distributions			14,382	16,753
Shares repurchased			(9,397,624)	(15,069,812)

Decrease from Beneficial Interest Transactions			(6,426,592)	(4,868,273)

Net Decrease in Net Assets			(6,458,661)	(5,167,700)

Net Assets:
Beginning of Year			12,649,192	17,816,892
End of Year			$6,190,531	$12,649,192

Accumulated Net Investment Loss			$-	$(5,696)

	Year Ended		Year Ended
Share Information:	May 31, 2015		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	305,533	$2,914,401	1,061,972	$10,044,925
Reinvested dividends and distributions	1,466	13,909	1,772	16,703
Shares repurchased	(979,970)	(9,342,301)	(1,590,531)	(14,990,557)
Net Decrease in Beneficial Interest	(672,971)	$(6,413,991)	(526,787)	$(4,928,929)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,463	$42,249	14,728	$139,861
Reinvested dividends and distributions	50	473	5	50
Shares repurchased	(5,855)	(55,323)	(8,379)	(79,255)
Net Increase (Decrease) in Beneficial Interest	(1,342)	$(12,601)	6,354	$60,656

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.54		$9.65		$10.00

Income (Loss) from Investment Operations
Net investment income	0.05	(g)	0.04	(g)	0.06
Net realized and unrealized loss on investments	(0.02)		(0.11)		(0.35)

Total from Investment Operations	0.03		(0.07)		(0.29)

Less Distributions:
From net investment income	(0.06)		(0.04)		(0.06)

Total Distributions	(0.06)		(0.04)		(0.06)

Net Asset Value, End of Period	$9.51		$9.54		$9.65

Total Return (c)	0.36%		(0.74)%		(2.93)%	(b)

Net Assets, End of Period (in thousands)	$6,083		$12,528		$17,755

Ratios of:
Gross Expenses to Average Net Assets (d)	2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.04%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.51%	(h)	0.41%		0.95%	(a)

Portfolio turnover rate	50.83%		174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements					(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.54		$9.68		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.05)	(h)	(0.06)	(h)	0.01
Net realized and unrealized loss on investments	(0.02)		(0.08)		(0.31)

Total from Investment Operations	(0.07)		(0.14)		(0.30)

Less Distributions:
From net investment income	(0.04)		(0.00)	(g)	(0.02)

Total Distributions	(0.04)		(0.00)		(0.02)

Net Asset Value, End of Period	$9.43		$9.54		$9.68

Total Return (c)	(0.72)%		(1.40)%		(3.00)%	(b)

Net Assets, End of Period (in thousands)	$108		$122		$62

Ratios of:
Gross Expenses to Average Net Assets (d)	3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.04%	(i)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.55)%	(i)	(0.59)%		0.13%	(a)

Portfolio turnover rate	50.83%		174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Less than $0.01 per share.
(h) Calculated using the average shares method.
(i) Includes reimbursement of acquired fund fees.

See Notes to Financial Statements

RiskX Funds

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The RiskX Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Each Fund is a separate, diversified series of the Trust.

The Funds principally invest in other mutual funds, exchange traded funds, and common stocks.  The Funds' investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve each Fund's investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 ("Underlying Funds") and common stocks.  Although each Fund principally invests in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Fundamental Growth Fund	October 17, 2013	November 4, 2013
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

RiskX Funds

Notes to Financial Statements

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

The Non Traditional Fund invests a portion of its assets in Velocity Capital Long/Short Volatility Fund, LLC (the "Hedge Fund"). The Hedge Fund measures its investment assets at fair value, and reports a daily NAV per share. In accordance with Accounting Standards Codification ("ASC") Topic 820, the Fund has elected to apply the practical expedient and to value its investment in the Hedge Fund at its respective NAV each day. As of May 31, 2015, the Non Traditional Fund's investment in the Hedge Fund was valued at the respective NAV of the Hedge Fund.  The Hedge Fund provides exposure to volatilities strategies by trading and investing in Chicago Board Options Exchange ("CBOE") Volatility Index ("VIX") futures and options.  The Non Traditional Fund can withdraw its interests daily by providing written notice to the Hedge Fund no later than 4PM EST on any business day.  As of May 31, 2015, the Non Traditional Fund had no unfunded commitments to the Hedge Fund.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2015 for each Fund's investments measured at fair value:

(Continued)

RiskX Funds

Notes to Financial Statements

Dividend Income Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$1,870,081	$1,870,081	$	- -	$	- -
Open-End Fund	3,360,488	3,360,488		- -		- -
Short-Term Investment	91,230	91,230		- -		- -
Total	$5,321,799	$5,321,799	$	- -		$--

Dynamic Growth Fund
Assets	Total	Level 1	Level 2		Level 3
Common Stocks*	$19,771,895	$19,771,895	$--	$	- -
Short-Term Investment	1,542,184	1,542,184	-		- -
Total	$21,314,079	$21,314,079	$-		$-

Dynamic Total Return Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$19,497,784	$19,497,784	$	- -	$	- -
Short-Term Investment	322,296	322,296		-		- -
Total	$19,820,080	$19,820,080		$-		$-

Fundamental Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$58,783,311	$58,783,311	$	- -	$	- -
Master Limited Partnerships	1,330,690	1,330,690		-		-
Short-Term Investment	576,374	576,374		-		-
Total	$60,690,375	$60,690,375	$	- -		$-

High Income Fund
Assets	Total	Level 1		Level 2	Level 3
Exchange-Traded Product	$319,232	$319,232	$	- -	$--
Open-End Funds	31,709,895	31,709,895		- -	- -
Short-Term Investment	972,452	972,452		-	--
Total	$33,001,579	$33,001,579		$-	$-

Non Traditional Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$1,814,901	$1,814,901	$	- -	$	- -
Open-End Funds	17,785,378	17,785,378		- -		- -
Hedge Fund **	2,230,265	-		-		- -
Short-Term Investment	1,109,565	1,109,565		-		-
Total	$22,940,109	$20,709,844	$	- -	$	- -

(Continued)

Premier Managers Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stock*	$2,310,737	$2,310,737	$	- -	$	- -
Open-End Funds	4,751,764	4,751,764		- -		- -
Exchange-Traded Products	4,592,150	4,592,150		-		-
Short-Term Investment	140,095	140,095		- -		- -
Total	$11,794,746	$11,794,746		$--	$	- -

Tactical Rotation Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$100,988,015	$100,988,015	$	- -	$	- -
Short-Term Investment	1,105,432	1,105,432		-		- -
Total	$102,093,447	$102,093,447		$-	$	- -

Tax Advantaged Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Note	$83,091	$83,091	$	- -	$	- -
Open-End Funds	2,204,117	2,204,117		- -		- -
Total	$2,287,208	$2,287,208		$-	$	- -

Traditional Equity Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$47,290,006	$47,290,006	$	- -	$	- -
Short-Term Investment	1,761,233	1,761,233		-		- -
Total	$49,051,239	$49,051,239	$	- -		$--

Traditional Fixed Income Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange-Traded Products	$5,999,473	$5,999,473	$	- -	$	- -
Short-Term Investment	189,823	189,823		-		- -
Total	$6,189,296	$6,189,296		$--		$--

*Refer to the Schedules of Investments for a breakdown by sector.
**In accordance with ASC Topic 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2015.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Contnued)

RiskX Funds

Notes to Financial Statements

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the fiscal year ended May 31, 2015:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Dividend Income Fund	0.90%	$ 54,349	$ 54,349	$ 86,028
Dynamic Growth Fund	0.45%	105,597	-	-
Dynamic Total Return Fund	0.45%	57,691	57,691	51,123
Fundamental Growth Fund	1.00%	367,685	154,498	-
High Income Fund	0.45%	100,970	75,479	-
Non Traditional Fund	0.45%	54,190	54,190	43,150
Premier Managers Fund	0.45%	42,488	42,488	69,350
Tactical Rotation Fund	1.00%	526,963	111,607	-
Tax Advantaged Fund	0.45%	11,458	11,458	135,973
Traditional Equity Fund	0.45%	97,834	70,787	-
Traditional Fixed Income Fund	0.45%	43,159	43,159	59,869

The Advisor has engaged Navellier & Associates, Inc. and Forward Management, LLC to act as sub-advisors to provide day to day portfolio management for the Fundamental Growth Fund and the Dividend Income Fund, respectively.  Both sub-advisors are paid directly by the Advisor.

(Continued)

RiskX Funds

Notes to Financial Statements

2.   Transactions with Related Parties and Service Providers - Continued

During the fiscal year ended May 31, 2015, from June 1, 2014 until September 30, 2014, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Funds invest, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Funds.

From October 1, 2014 until February 27, 2015 and from March 1, 2015 until May 31, 2015, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than the following percentages of the average daily net assets of the Funds:

Fund	Expense Limitation
Dividend Income Fund	1.88%
Dynamic Growth Fund	1.40%
Dynamic Total Return Fund	1.30%
Fundamental Growth Fund	1.10%
High Income Fund	1.44%
Non Traditional Fund	1.99%
Premier Managers Fund	1.48%
Tactical Rotation Fund	1.45%
Tax Advantaged Fund	1.26%
Traditional Equity Fund	1.10%
Traditional Fixed Income Fund	1.10%

The expense structure changed from a consolidated fee structure as of the fiscal year ended May 31, 2014 to a traditional fee structure for the fiscal year ended May 31, 2015.

Change in Control at Advisor
On July 10, 2015, in response to a recent amendment to the Form ADV of FolioMetrix, LLC ("FMX"), the former investment adviser to the Funds, legal counsel to the Trust requested information regarding the apparent acquisition of 25% or more of the voting securities of the parent company of FMX, FMX Holdings, LLC ("FMX Holdings"), by a third party. In a written response to the questions presented by counsel to the Trust, FMX represented that one of the investors in FMX Holdings, a limited liability company that was formed to make debt and equity investments in FMX, had made loans, in the form of convertible debt, to FMX Holdings in order to fund the on-going operating obligations of FMX.
On May 8th, 2015, the investor converted a portion of this debt into an equity stake equal to approximately 39% of FMX Holdings.  Under the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), the acquisition of the 39% equity position by the investor in FMX Holdings created an indirect change in control in FMX which thereby resulted in an "assignment" of the investment advisory agreement between FMX and the Trust with respect to the Funds (the "Previous Agreement").  As a result of the assignment and by operation of the 1940 Act, the Previous Agreement was deemed to have terminated.  The termination of the Previous Agreement also resulted in: the termination of the

(Continued)

RiskX Funds

Notes to Financial Statements

2.   Transactions with Related Parties and Service Providers - Continued

Investment Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement"), between FMX and Navellier & Associates, Inc. on behalf of the Rx Fundamental Growth Fund; and the termination of the Investment Sub-Advisory Agreement between FMX and Forward Management, LLC on behalf of the Rx Dividend Income Fund.  As described below, the indirect change in control of FMX was confirmed to the Board on July 22, 2015.
In May 2015, FMX announced that it had entered into an agreement whereby FMX  would sell substantially all of its assets to American Independence Financial Services, LLC ("AIF").  AIF and FMX discussed their plans with the Board during a regular Board meeting on May 21, 2015.  At a special meeting of the Board held on July 23, 2015, FMX informed the Board that the transaction with AIF would close on or about July 31, 2015.  The Board was informed that, when the Transaction with AIF closed, the transaction would result in a change in control of  FMX.
Given concerns regarding the financial viability of FMX and other concerns regarding both FMX and AIF, the Board elected to hear proposals from two investment advisers, AIF and Compass Capital for consideration as the successor adviser to FMX. One of the candidates – Compass Capital – is associated with one of the founders of FMX whose principal responsibility for the Funds was to assist in the marketing and promotion of the Funds until he was terminated by FMX earlier this year.  Over the course of several months, each potential investment adviser provided to the Board written responses to questions raised by the Independent Trustees and posed by legal counsel to the Trust and independent legal counsel on behalf of the Independent Trustees. Each prospective investment adviser made in-person and telephonic presentations to the Board at certain meetings and responded to questions posed at the meetings by the Board, legal counsel to the Trust and to the Independent Trustees, and the chief compliance officer of the Trust.  At a special Board meeting on July 23, 2015, representatives from Compass Capital and AIF made presentations to the Board and responded to questions. The Board then discussed the presentations and the materials provided. The Independent Trustees then met separately with Legal Counsel to the Trust and their independent legal counsel to discuss the information provided by the two potential investment advisers.  As a result of these discussions and discussions at a subsequent special Board meeting on July 27th, the Board directed legal counsel to the Trust and their independent legal counsel to gather additional information from each investment adviser.  The Board further directed legal counsel to consider the implications of the change in control of FMX on the operations of the Funds and to discuss the matter with outside legal counsel to FMX Holdings who, on July 22, 2015, confirmed to the Trust, in light of his discussion with the staff of the Securities and Exchange Commission (the "SEC"), that a change in control of FMX had taken place.  Counsel for the Trust and counsel for the Independent Trustees spoke separately to the staff of the SEC concerning the ramifications of the change in control and the availability of Rule 15a-4 under the 1940 Act and advised the Board in this regard.
The Board of Trustees of Starboard Investment Trust (the "Trust"), including a majority of the Independent Trustees, approved the Interim Investment Advisory Agreement with respect to each Fund among the Trust and Compass Capital Corporation ("Compass Capital") at a special meeting held for that purpose on July 29, 2015.   The Board determined that the terms of the Interim Investment Advisory Agreement are fair and reasonable and in the best interests of each Fund and its shareholders.
Based on their consideration and evaluation of all the information received, the Trustees appointed Compass Capital as the interim adviser to each Fund, pursuant to the Interim Advisory Agreement, effective August 1, 2015. In addition, the Board noted that Compass Capital had agreed to bear the costs associated with soliciting shareholder approval of the New Advisory Agreement and other expenses associated with the transition from FMX to Compass Capital.
To reach its determinations as to the Interim Advisory Agreement and Interim Sub-Advisory Agreement, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act and rules thereunder in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In its evaluation of the Agreements, the Board considered and evaluated a report from Compass Capital and Navellier responding to a request for information from counsel to the Trust. The report, among other things,

(Continued)

RiskX Funds

Notes to Financial Statements

2.   Transactions with Related Parties and Service Providers - Continued

outlined the services to be provided by Compass Capital and Navellier (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to comparable funds; the advisory fee for each Fund as compared to the advisory fee charged to each Fund under the Previous Agreement;  the potential for economies of scale, if any; financial data on Compass Capital and its corporate parents; any fall out benefits that may accrue to Compass Capital or its affiliates; and information on the compliance program of Compass Capital.
In reviewing the Interim Advisory Agreement, the Board considered the nature, quality and extent of services to be provided by Compass Capital under the Agreements. The Board considered the potential for disruption that could result from appointing an investment adviser other than AIF, as the successor to FMX, but concluded that any disruption was likely to be of a temporary nature. The Board noted the backgrounds of the investment personnel of Compass Capital who would be responsible for the day-to-day management of each Fund. The Board considered the support and assistance provided by the corporate parent of Compass Capital and its experience as a registered investment advisory and wealth management firm.  In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to each Fund by Compass Capital under the Interim Advisory Agreement is expected to be satisfactory.
The Board considered the advisory fees to be paid under the Interim Advisory Agreement, noting that they would be the same as the fees paid under the Previous Agreement. The Board considered the proposed advisory fee for each Fund and how it would relate to the overall expense structure of the Fund, noting that Compass Capital had agreed to maintain the same expense limitation arrangements as existed under the Previous Agreement under the Interim Advisory Agreement. On the basis of all the information provided, the Board concluded that the advisory fees to be paid under the Interim Agreement were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by Compass Capital under the Interim Agreement.  The Board also noted that, pursuant to Rule 15a-4 under the 1940 Act, any advisory fees earned by Compass Capital under the terms of the Interim Advisory Agreement would be placed in an escrow account until such time as an investment advisory agreement with Compass Capital is approved by shareholders.  In that event that an investment advisory agreement is not approved by shareholders within the period provided by Rule 15a-4, as interpreted by the staff of the SEC, the Interim Advisory Agreement would terminate and Compass Capital would receive the lesser of its costs in providing the investment advisory services to the Funds or the amount held in the escrow account.
The Board considered that Compass Capital and AIF provided historic and pro forma financial statements and other information bearing on financial viability, potential profitability, and other financial considerations.  The Board noted, that given the level of assets across the Funds and the associated expense limitation agreement with regard to each Fund, that Compass Capital was unlikely to realize a profit during the time that the Interim Agreement is in place.  The Board noted that the overall management fee structure reflects an appropriate level of sharing of any economies of scale under current circumstances. The Board also considered the fall-out benefits expected to be realized by Compass Capital and its affiliates from its relationship with the Funds.  The Board took into account certain future proposals for the Funds that Compass Capital and AIF presented to the Board, although the proposals did not bear directly on the Interim Advisory Agreement.
Based on all of the information considered and evaluated and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund and its shareholders. No single factor was determinative in the Board's analysis.
Administrator
The Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $1,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund

(Continued)

RiskX Funds

Notes to Financial Statements

2.   Transactions with Related Parties and Service Providers - Continued

accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $1,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts.

(Continued)

RiskX Funds

Notes to Financial Statements

4.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Dividend Income Fund	$ 1,999,019	$ 1,362,957
Dynamic Growth Fund	58,648,706	65,911,667
Dynamic Total Return Fund	23,184,683	13,405,297
Fundamental Growth Fund	71,841,786	34,867,225
High Income Fund	32,101,564	13,960,135
Non Traditional Fund	20,460,979	7,150,271
Premier Managers Fund	12,702,423	6,230,351
Tactical Rotation Fund	236,091,494	169,135,844
Tax Advantaged Fund	965,047	955,458
Traditional Equity Fund	47,734,158	10,593,740
Traditional Fixed Income Fund	4,619,439	10,789,493

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2015.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31,
2015, open taxable years consisted of the taxable year / period ended May 31, 2012, May 31, 2013, May 31, 2014, and May 31, 2015.  No examination of tax returns is currently in progress for any of the Funds.

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, partnership adjustments, and PFIC mark-to-market adjustments and have no impact on the net assets of the Funds.  For the year ended May 31, 2015, the following reclassifications were necessary:

	Paid-in Interest	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Dividend Income Fund	$ (12,667)	$ (3,150)	$ 15,817
Dynamic Growth Fund	-	122,551	(122,551)
Dynamic Total Return Fund	-	(9,885)	9,885
High Income Fund	-	(614)	614
Non Traditional Fund	-	(4,898)	4,898
Tactical Rotation Fund	-	114,613	(114,613)
Tax Advantaged Fund	-	461	(461)
Traditional Fixed Income	(24,509)	24,509	-

(Continued)

RiskX Funds

Notes to Financial Statements

5.   Federal Income Tax - Continued

Distributions during the fiscal years ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains
Dividend Income Fund	05/31/2015	$ 274,880	$ 369
	05/31/2014	161,036	24,572
Dynamic Growth Fund	05/31/2015	1,291,733	648,924
	05/31/2014	1,145,063	43,906
Dynamic Total Return Fund	05/31/2015	211,679	-
	05/31/2014	119,609	-
Fundamental Growth Fund	05/31/2015	-	-
	05/31/2014	-	-
High Income Fund	05/31/2015	1,810,791	117,626
	05/31/2014	726,078	13,047
Non Traditional Fund	05/31/2015	184,890	32,819
	05/31/2014	31,168	11,283
Premier Managers Fund	05/31/2015	100,184	313,597
	05/31/2014	66,927	6,230
Tactical Rotation Fund	05/31/2015	2,446,547	-
	05/31/2014	1,390,471	-
Tax Advantaged Fund	05/31/2015	63,829	-
	05/31/2014	81,113	-
Traditional Equity Fund	05/31/2015	107,704	790,897
	05/31/2014	48,411	-
Traditional Fixed Income Fund	05/31/2015	66,314	-
	05/31/2014	80,100	-

(Continued)

RiskX Funds

Notes to Financial Statements

5.   Federal Income Tax - Continued

At May 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:
	Dividend Income Fund	Dynamic Growth Fund	Dynamic Total Return Fund	Fundamental Growth Fund	High Income Fund
Cost of Investments	$5,302,200	$18,831,396	$19,894,905	$53,966,258	$33,343,727

Gross Unrealized Appreciation	276,913	2,718,108	8,265	8,133,764	102,735
Gross Unrealized Depreciation	(257,314)	(235,425)	(83,090)	(1,409,647)	(444,883)
Net Unrealized Appreciation (Depreciation)	19,599	2,482,683	(74,825)	6,724,117	(342,148)

Undistributed Net Investment Income	-	1,399,632	24,003	32,984	24,648
Accumulated Net Long-Term Capital Gains	-	563,744	-	-	147,624
Accumulated Net Capital Losses	-	-	(150,166)	-	-
Deferred Post October Capital Losses	(14,422)	-	(48,712)	(1,664,318)	(1,144,380)
Deferred Late Year Ordinary Losses	-	-	-	-	-
Other Book/Tax Differences	(9,564)	-	(10,854)	-	(28,038)

Distributable Earnings (Accumulated Deficit)	$(4,387)	$4,446,059	$(260,554)	$5,092,783	$(1,342,294)

	Non Traditional Fund	Premier Managers Fund	Tactical Rotation Fund	Tax Advantaged Fund	Traditional Equity Fund
Cost of Investments	$23,035,579	$11,540,554	$99,859,707	$2,300,135	$47,773,041

Gross Unrealized Appreciation	341,977	320,590	2,860,208	75,014	1,333,387
Gross Unrealized Depreciation	(437,447)	(66,398)	(626,468)	(87,941)	(55,189)
Net Unrealized Appreciation (Depreciation)	(95,470)	254,192	2,233,740	(12,927)	1,278,198

Undistributed Net Investment Income	19,742	-	2,025,180	3,934	146,070
Accumulated Net Long-Term Capital Gains	-	160,981	214,993	-	405,772
Accumulated Net Capital Losses	-	-	-	(211,960)	-
Deferred Post October Capital Losses	(114,895)	-	-	(65,813)	-
Deferred Late Year Ordinary Losses	-	(23,683)	-	-	(49,295)
Other Book/Tax Differences	-	-	-	(2,795)	-

Distributable Earnings (Accumulated Deficit)	$(190,623)	$391,490	$4,473,913	$(289,561)	$1,780,745

(Continued)

RiskX Funds

Notes to Financial Statements

5.   Federal Income Tax - Continued
Traditional Fixed Income Fund
Cost of Investments	$6,162,663

Gross Unrealized Appreciation	40,879
Gross Unrealized Depreciation	(14,246)
Net Unrealized Appreciation	26,633

Accumulated Net Capital Losses	(790,506)
Deferred Post October Capital Losses	(1,725)

Accumulated Deficit	$(765,598)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and income (loss) pass-through from partnerships. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2015 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Dynamic Total Return Fund has a loss carryforward of $150,166, of which $147,704 is short term in nature and $2,462 of which is long term in nature. The Tax Advantaged Fund has a capital loss carryforward of $211,960, of which $184,652 is short-term in nature and $27,308 of which is long term in nature. The Traditional Fixed Income Fund has a capital loss carryforward of $790,506, of which $770,189 is short-term in nature and $20,317 of which is long term in nature. The capital loss carryforwards have no expiration date.  In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds' fiscal year-end that have not been recognized for tax purposes (Deferred Post October Capital Losses).

Under federal tax law, qualified late year ordinary losses realized after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2015, the Premier Managers Fund and Traditional Equity Fund incurred late year ordinary losses of $23,683 and $49,295, respectively, which they will elect to defer to the fiscal year ended May 31, 2016.

6.	Affiliated Investments

During the year ended May 31, 2015, the following portfolio company is considered to have been an affiliate of the Dividend Income Fund.  This portfolio company is deemed to be an affiliate due to the fact that the sub-advisor of the Dividend Income Fund is also a manager of the portfolio company, and the Dividend Income Fund held 3.32% of the outstanding shares as of May 31, 2015.  Additionally, 62.59% of the Dividend Income Fund's net assets are invested in the following portfolio company.  Transactions in this company during the year ended May 31, 2015 were as follows:

Forward International Dividend Fund
5/31/14 Value	$ 2,990,723
Purchases	1,836,875
Sales	(1,169,878)
Change in Unrealized Depreciation	(297,232)
5/31/15 Value	$ 3,360,488
Net Realized Loss	$ (49,878)
Dividend Income	$ 251,174
Shares held as of 5/31/15	448,663

(Continued)

RiskX Funds

Notes to Financial Statements

6.   Affiliated Investments - Continued

During the year ended May 31, 2015, the following portfolio company is considered to have been an affiliate of the Non Traditional Fund.  This portfolio company is deemed to be an affiliate due to the fact that the Non Traditional Fund holds more than 5% of the outstanding voting shares of the portfolio company.  The Non Traditional Fund held 24.43% of the outstanding shares as of May 31, 2015.  Transactions in this company during the year ended May 31, 2015 were as follows:

QuantShares US Market Neutral Anti- Beta Fund
5/31/14 Value	$ -
Purchases	1,836,748
Sales	(865,249)
Change in Unrealized Appreciation	(33,579)
5/31/15 Value	$ 937,920
Net Realized Loss	$ (27,486)
Dividend Income	$ -
Shares held as of 5/31/15	48,850

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.   Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

On May 11, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the "Plan") pursuant to which the Tax Advantaged Fund was liquidated and terminated. Under the terms of the Plan, the Tax Advantaged Fund was liquidated as of July 31, 2015, at which time the Tax Advantaged Fund's shareholders received a liquidation distribution in an amount equal to the net asset value of their Tax Advantaged Fund shares.

(Continued)

RiskX Funds

Notes to Financial Statements

8.   Subsequent Events - Continued

Per share distributions during the subsequent period from June 1, 2015 to August 1, 2015 were as follows:

				Distributions from
Fund	Share Class	Record Date	Pay Date	Ordinary Income
Dividend Income Fund	Institutional Institutional	7/30/2015	7/31/2015	$ 0.02647
		6/29/2015	6/30/2015	0.03126
	Advisor Advisor	7/30/2015 6/29/2015	7/31/2015 6/30/2015	0.01301 0.02119
Total Return Fund	Institutional Institutional	7/30/2015 6/29/2015	7/31/2015 6/30/2015	0.00855 0.01217
	Advisor Advisor	7/30/2015 6/29/2015	7/31/2015 6/30/2015	- 0.00450
High Income Fund	Institutional Institutional Advisor Advisor	7/30/2015 6/29/2015 7/30/2015 6/29/2015	7/31/2015 6/30/2015 7/31/2015 6/30/2015	0.06029 0.05642 0.05166 0.04890
Tax Advantaged Fund	Institutional	6/29/2015	6/30/2015	0.08963
	Advisor	6/29/2015	6/30/2015	0.08092

As of August 4, 2015, Compass Capital renamed the Funds, formerly known as the RiskX or Rx Funds, to the following:

Fund Name for the fiscal year ended May 31, 2015 through August 3, 2015	Fund Name as of August 4, 2015
Rx Dividend Income Fund	Cavalier Dividend Income Fund
Rx Dynamic Growth Fund	Cavalier Dynamic Growth Fund
Rx Dynamic Total Return Fund	Cavalier Dynamic Total Return Fund
Rx Fundamental Growth Fund	Cavalier Fundamental Growth Fund
Rx High Income Fund	Cavalier High Income Fund
Rx Non Traditional Fund	Cavalier Non Traditional Fund
Rx Premier Managers Fund	Cavalier Multi Strategist Fund
Rx Tactical Rotation Fund	Cavalier Tactical Rotation Fund
Rx Tax Advantaged Fund	(Fund closed as of July 31, 2015)
Rx Traditional Equity Fund	Cavalier Traditional Equity Fund
Rx Traditional Fixed Income Fund	Cavalier Traditional Fixed Income Fund

Approval of the Interim Sub-Advisory Agreement
The Board approved the Interim Sub-Advisory Agreement between Compass Capital and Navellier & Associates, Inc. ("Navellier") with respect to the Cavalier Fundamental Growth Fund, formerly known as the Rx Fundamental Growth Fund, at a special meeting held for that purpose on August 7, 2015.  With regard to the Interim Sub-Advisory Agreement, the Board determined that the terms of the Interim Sub-Advisory Agreement are fair and reasonable and in the best interests of the Cavalier Fundamental Growth Fund and its shareholders.

(Continued)

RiskX Funds

Notes to Financial Statements

8.   Subsequent Events - Continued

In reviewing the Interim Sub-Advisory Agreement, the Board considered the nature, quality and extent of services to be provided by Navellier under the Agreement. The Board noted that Navellier served as the investment sub-adviser with respect to the Cavalier Fundamental Growth Fund since the inception of the Fund in 2013. The Board noted the backgrounds of the investment personnel of Navellier who would be responsible for the day-to-day management of the Cavalier Fundamental Growth Fund. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Cavalier Fundamental Growth Fund by Navellier under the Interim Sub-Advisory Agreement is expected to be satisfactory.
The Board applied its business judgment to determine whether the arrangements between the Compass Capital and Navellier are fair and reasonable business arrangements from the perspective of the Cavalier Fundamental Growth Fund as well as from the perspective of shareholders.
The Board considered the advisory fees to be paid under the Interim Sub-Advisory Agreement, noting that they would be the same as the fees paid under the Previous Sub-Advisory Agreement. On the basis of all the information provided, the Board concluded that the advisory fees to be paid under the Interim Sub-Advisory Agreement were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by Navellier under the Interim Sub-Advisory Agreement.  The Board also noted that, pursuant to Rule 15a-4 under the 1940 Act, any advisory fees earned by Navellier under the terms of the Interim Sub-Advisory Agreement would be placed in an escrow account until such time as an investment sub-advisory agreement with Navellier is approved by shareholders.  In that event that an investment sub-advisory agreement is not approved by shareholders within the period provided by Rule 15a-4, as interpreted by the staff of the SEC, the Interim Sub-Advisory Agreement would terminate and Navellier would receive the lesser of its costs in providing the investment advisory services to the Fund or the amount held in the escrow account.
The Board considered that Navellier provided historic and pro forma financial statements and other information bearing on financial viability, potential profitability, and other financial considerations.  The Board noted that the overall management fee structure reflects an appropriate level of sharing of any economies of scale under current circumstances. The Board also considered the fall-out benefits expected to be realized by Navellier and its affiliates from its relationship with the Fund.
Based on all of the information considered and evaluated and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Interim Sub-Advisory Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Cavalier Fundamental Growth Fund and its shareholders. No single factor was determinative in the Board's analysis.
Management has concluded there no additional matters, other than those noted above and in the "change in control at advisor" section found within Note 2, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Rx Dividend Income Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund

We have audited the accompanying statements of assets and liabilities of the Rx Dividend Income Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund, each a series of shares of beneficial interest in the Starboard Investment Trust, including the schedules of investments, as of May 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods presented in the three-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended May 31, 2012 for Rx Dynamic Growth Fund and Rx Dynamic Total Return Fund have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rx Dividend Income Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund as of May 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 1, 2015

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2015.

	Ordinary Income	Long-Term Capital Gains
Rx Dividend Income Fund	$ 274,880	$ 369
Rx Dynamic Growth Fund	$1,291,733	$ 648,924
Rx Dynamic Total Return Fund	$ 211,679	$ -
Rx Fundamental Growth Fund	$ -	$ -
Rx High Income Fund	$1,810,791	$ 117,626
Rx Non Traditional Fund	$ 184,890	$ 32,819
Rx Premier Managers Fund	$ 100,184	$ 313,597
Rx Tactical Rotation Fund	$2,446,547	$ -
Rx Tax Advantaged Fund	$ 63,829	$ -
Rx Traditional Equity Fund	$ 107,704	$ 790,897
Rx Traditional Fixed Income Fund	$ 66,314	$ -

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on shares redeemed within one year of purchase date and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dividend Income Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,017.59	$4.85	0.96%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.85	0.96%
Advisor Class Shares
Actual	$1,000.00	$1,011.83	$9.85	1.96%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.14	$9.87	1.96%

Dynamic Growth Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,089.13	$7.83	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.44	$7.56	1.50%
Advisor Class Shares
Actual	$1,000.00	$1,083.40	$13.00	2.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.45	$12.56	2.50%

Dynamic Total Return Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,004.37	$2.94	0.59%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.00	$2.96	0.59%
Advisor Class Shares
Actual	$1,000.00	$1,000.72	$7.92	1.59%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.81	1.59%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Fundamental Growth Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,048.44	$5.77	1.13%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.68	1.13%
Advisor Class Shares
Actual	$1,000.00	$1,043.48	$10.85	2.13%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.32	$10.69	2.13%

High Income Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$999.98	$3.39	0.68%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.54	$3.42	0.68%
Advisor Class Shares
Actual	$1,000.00	$995.72	$8.36	1.68%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.44	1.68%

Non Traditional Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$998.28	$3.40	0.68%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.54	$3.42	0.68%
Advisor Class Shares
Actual	$1,000.00	$993.16	$8.36	1.68%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.44	1.68%

Premier Managers Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,008.23	$3.35	0.67%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.60	$3.37	0.67%
Advisor Class Shares
Actual	$1,000.00	$1,002.44	$8.33	1.67%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.39	1.67%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Tactical Rotation Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,027.27	$5.78	1.14%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.23	$5.75	1.14%
Advisor Class Shares
Actual	$1,000.00	$1,022.87	$10.81	2.14%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.25	$10.76	2.14%

Tax Advantaged Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,004.80	$2.26	0.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.28	0.45%
Advisor Class Shares
Actual	$1,000.00	$999.96	$7.24	1.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.69	$7.31	1.45%

Traditional Equity Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,030.48	$4.44	0.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.56	$4.42	0.88%
Advisor Class Shares
Actual	$1,000.00	$1,025.06	$9.47	1.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.57	$9.43	1.88%

Traditional Fixed Income Fund	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,003.22	$4.76	0.95%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.18	$4.80	0.95%
Advisor Class Shares
Actual	$1,000.00	$996.98	$9.73	1.95%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.19	$9.81	1.95%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $22,000 during the fiscal year ended May 31, 2015 for their services to the Funds and Trust.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 62	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	28	None.
Theo H. Pitt, Jr. Age: 79	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	28
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Vertical Capital Investors Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

James H. Speed, Jr. Age: 62	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003.	28
Independent Trustee of the Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of Nottingham Investment Trust II for its four series from 2000 until 2010 and New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 55	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	28	None.
Other Officers
Katherine M. Honey Age: 41	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Age: 26	Secretary	Since 05/15		n/a	n/a

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Ashley E. Harris Age: 31	Treasurer, Assistant Secretary, and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
John Canning Age: 43	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Compass Capital Corporation
116 South Franklin Street	50 Braintree Hill Park
Post Office Drawer 4365	Suite 105
Rocky Mount, North Carolina 27803	Braintree, MA 02184

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.                    CODE OF ETHICS.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, May 31, 2015, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2014	2015
Rx Dynamic Growth Fund	$11,250	$11,250
Rx Dynamic Total Return Fund	$11,250	$11,250
Rx Non Traditional Fund	$11,250	$11,250
Rx High Income Fund	$11,250	$11,250
Rx Traditional Equity Fund	$11,250	$11,250
Rx Traditional Fixed Income Fund	$11,250	$11,250
Rx Tactical Rotation Fund	$11,250	$11,250
Rx Tax Advantaged Fund	$11,250	$11,250
Rx Dividend Income Fund	$11,250	$11,250
Rx Premier Managers Fund	$11,250	$11,250
Rx Fundamental Growth Fund	$11,250	$11,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2014 and May 31, 2015 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2014	2015
Rx Dynamic Growth Fund	$2,000	$2,000
Rx Dynamic Total Return Fund	$2,000	$2,000
Rx Non Traditional Fund	$2,000	$2,000
Rx High Income Fund	$2,000	$2,000
Rx Traditional Equity Fund	$2,000	$2,000
Rx Traditional Fixed Income Fund	$2,000	$2,000
Rx Tactical Rotation Fund	$2,000	$2,000
Rx Tax Advantaged Fund	$2,000	$2,000
Rx Dividend Income Fund	$2,000	$2,000
Rx Premier Managers Fund	$2,000	$2,000
Rx Fundamental Growth Fund	$2,000	$2,000

(a)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)	The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2014 and May 31, 2015 were $22,000 and $22,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.                          CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                          EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer RiskX Funds
Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer RiskX Funds
Date: August 24_, 2015
By: (Signature and Title)	/s/Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer RiskX Funds
Date: August 24, 2015